      As filed with the Securities and Exchange Commission on July 27, 2005

                                                            File Nos. 333-123998
                                                                       811-21749

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-effective Amendment No. 2

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                 Amendment No. 2

                              CRM Mutual Fund Trust
               (Exact Name of Registrant as Specified in Charter)

                                  c/o PFPC Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 212-326-5334

                           Corporation Service Company
                         2711 Centerville Road Suite 400
                              Wilmington, DE 19808
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Thomas John Holton
                              Bingham McCutchen LLP
                               150 Federal Street
                           Boston, Massachusetts 02110

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effectiveness of the registration under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                                    CRM FUNDS

                            CRM SMALL CAP VALUE FUND
                          CRM SMALL/MID CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM LARGE CAP VALUE FUND

                                   PROSPECTUS


                                 August 1, 2005


                                 Investor Shares

     The investment objective of each Fund is long-term capital appreciation

    Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete.
             Anyone who tells you otherwise is committing a crime.

                          CONTENTS                              PAGE
INVESTMENT OBJECTIVES OF THE FUNDS
PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS
PRINCIPAL INVESTMENT RISKS OF THE FUNDS
PERFORMANCE INFORMATION, FEE TABLES AND EXAMPLES
         CRM Small Cap Value Fund
         CRM Small/Mid Cap Value Fund
         CRM Mid Cap Value Fund
         CRM Large Cap Value Fund
ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS
         Additional Information on Investment Strategies
         Additional Information on Investment Risks
         Portfolio Holdings
MANAGEMENT OF THE FUND
         Adviser
         Portfolio Managers
         Service Providers
PRICING OF SHARES
PURCHASE OF SHARES
         Purchases of Shares from the Funds
         Additional Information Regarding Purchases
REDEMPTION OF SHARES
         Redemption of Shares from the Funds
         Additional Information Regarding Redemptions
EXCHANGES OF SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
DIVIDENDS AND DISTRIBUTIONS
TAXES
         Federal Income Taxes
         State and Local Income Taxes
DISTRIBUTION ARRANGEMENTS
         Shareholder Service Fees
         Additional Payments
SHARE CLASSES
FINANCIAL HIGHLIGHTS

APPENDIX A--PRIVACY POLICY

INVESTMENT OBJECTIVES OF THE FUNDS

The Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund (the "Funds") each seek to achieve long-term capital appreciation. Each Fund may change its objective without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The SMALL CAP VALUE FUND, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase similar to those in the Russell 2000 Value Index ("small cap companies") that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell 2000 Value Index changes constantly, and as a result, the capitalization of small cap companies in which the Small Cap Value Fund will invest will also change. As of May 31, 2005, the market capitalization range of the Russell 2000 Value Index was from approximately $3 billion to $25 million.

The SMALL/MID CAP VALUE FUND, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase similar to those in the Russell 2500 Value Index or in the S&P MidCap 400/Barra Value Index (together, "small/mid cap companies") that are publicly traded on a U.S. securities market.

The market capitalization ranges of the Russell 2500 Value Index and/or the S&P MidCap 400/Barra Value Index change constantly, and as a result, the capitalization of small/mid cap companies in which the Small/Mid Cap Value Fund will invest will also change. As of May 31, 2005, the market capitalization range of the Russell 2500 Value Index was from approximately $8 billion to $25 million, and the market capitalization range of the S&P MidCap 400/Barra Value Index was from approximately $11 billion to $292 million.

The MID CAP VALUE FUND, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase similar to those in the Russell Midcap Value Index ("mid cap companies") that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell Midcap Value Index changes constantly, and as a result, the capitalization of mid cap companies in which the Mid Cap Value Fund will invest will also change. As of May 31, 2005, the market capitalization range of the Russell Midcap Value Index was from approximately $39 billion to $552 million.

The LARGE CAP VALUE FUND, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase similar to those in the Russell 1000 Value Index ("large cap companies") that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell 1000 Value Index changes constantly, and as a result, the capitalization of large cap companies in which the Large Cap Value Fund will invest will also change. As of May 31, 2005, the market capitalization range of the Russell 1000 Value Index was from approximately $385 billion to $455 million.

For purposes of the 80% investment policy for each Fund, equity and equity related securities include:

      -     common and preferred stocks;

      - securities convertible into common stock (such as convertible preferred stock and convertible bonds) that are rated, at the time of initial purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's or S&P, or if unrated, are determined by the adviser to be of comparable quality; and

      -     warrants on common stock.

VALUE INVESTING. Each Fund pursues a value strategy. Cramer Rosenthal McGlynn, LLC ("CRM" or the "Adviser"), the Funds' investment adviser, seeks to identify changes that are material to a company's operations, outlook and prospects. CRM is attracted to companies that it believes will look different tomorrow -- operationally, financially, managerially -- when compared to today. This type of dynamic change often creates confusion and misunderstanding that can result in the securities of a company being "neglected by investors" and undervalued relative to its future prospects and peer companies. CRM believes that, over time, the marketplace will eventually recognize the impact of these changes. Examples of change for which CRM looks include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/ distribution, regulatory change, etc.

THE INVESTMENT ADVISER'S PROCESS. CRM identifies change from a variety of both qualitative and quantitative sources. These include the extensive use of CRM's proprietary database, as well as news services and event driven information, and a screening process which is run using various criteria, including neglect and valuation relationships. "Connecting the Dots" research involves companies within the same and different industries that might be affected by similar positive changes or developments. CRM's ideas are generated internally with significant interaction among the members of CRM's portfolio management teams. Members of CRM's portfolio management teams regularly meet companies both around the country and globally and they annually attend more than 500 company/management meetings.

Once change is identified, CRM evaluates a company on several levels by analyzing:

      -     financial models based principally upon projected cash flows;

      - the price of a company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

      -     the extent of management's ownership interest in a company; and

      - a company's market position by corroborating CRM's observations and assumptions by meeting with the company's management, customers and suppliers.

CRM also evaluates the degree of recognition of a company by Wall Street by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base.

An important function of CRM's investment process is to set a price target at which the stock will be sold, provided that there has been no fundamental change in the investment case. CRM constantly monitors the portfolio companies held by the Funds to determine if the stocks continue to act in accordance with CRM's initial assessment. A stock may be sold when its fundamentals deteriorate or when the identified change is not having the expected impact on earnings and cash flow.

Each Fund also may use other strategies and engage in other investment practices described below and in the Funds' Statement of Additional Information ("SAI").

PRINCIPAL INVESTMENT RISKS OF THE FUNDS

It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or that the stocks that a Fund buys will increase in value. The Funds are subject to the following principal investment risks:

MARKET RISK. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

COMPANY RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition, and changes in regulatory environment.

VALUE INVESTING RISK. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The investment adviser may be incorrect when it decides that some stocks are undervalued by the market.

RISKS OF SMALL AND MID CAP COMPANIES. Compared to mutual funds that focus on large capitalization companies, shares of the Small Cap Value Fund, the Small/Mid Cap Value Fund and the Mid Cap Value Fund may be more volatile because of their focus on smaller and mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

RISKS OF FOREIGN INVESTMENTS. Each Fund may invest in foreign securities. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, currency exchange controls and political or social instability. The Funds could also lose money if the currency in which a foreign security is priced declines in value relative to the U.S. dollar. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Foreign markets may offer less protection to investors. Enforcing legal rights in some foreign countries may be difficult, costly and slow.

ADDITIONAL RISKS. The Funds are also subject to other risks, some of which are described below under "Additional Risk Information".

PERFORMANCE INFORMATION, FEE TABLES AND EXAMPLES

SMALL CAP VALUE FUND

                             PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Small Cap Value Fund's Investor Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index and the Russell 2000 Index, two broad based measures of market performance. This performance information includes performance of the Fund's predecessors, the CRM Small Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through December 31, 2004 and the CRM Funds--Small Cap Value Fund, for periods prior to November 1, 1999. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                    AVERAGE TOTAL RETURNS FOR INVESTOR SHARES
                      FOR CALENDAR YEARS ENDED DECEMBER 31

                                    [Graphic]

1996                    38.95%
1997                    21.73%
1998                   -12.21%
1999                    10.99%
2000                    18.04%
2001                    26.34%
2002                   -17.83%
2003                    48.33%
2004                    17.82%


          Calendar Year-to-Date Total Return as of June 30, 2005: 0.42%


  BEST QUARTER DURING THE PERIOD                  WORST QUARTER DURING THE PERIOD
     COVERED IN THE BAR CHART                        COVERED IN THE BAR CHART
-----------------------------------            ----------------------------------------
             27.30%                                              -22.80%
For the quarter ended June 30, 2003            For the quarter ended September 30, 1998

SMALL CAP VALUE FUND
INVESTOR SHARES

                                                                                                     SINCE INCEPTION
             AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04                1 YEAR      5 YEARS            10/01/95(1)
---------------------------------------------------------------------   ------      -------          ---------------
Before Taxes                                                            17.82%       16.45%               15.48%
After Taxes on Distributions (2)                                        15.31%       14.90%               14.31%
After Taxes on Distributions and Sale of Shares (2)                     12.48%       13.60%               13.27%
Russell 2000 Value Index (reflects no deduction for fees, expenses or   22.25%       17.23%               14.00%
taxes) (3)
Russell 2000 Index (reflects no deduction for fees, expenses or         18.33%        6.61%                9.77%
taxes) (4)

(1) For periods from November 1, 1999 through December 31, 2004, performance is based upon the performance of CRM Small Cap Value Fund (a series of WT Mutual Fund) and for periods prior to November 1, 1999, the CRM Funds--Small Cap Value Fund.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 2000 Value Index is the Fund's benchmark. The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

(4) The Russell 2000 Index is an unmanaged, capitalization weighted index of 2000 small capitalization U.S. companies.

SMALL CAP VALUE FUND

                                    FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Investor Shares of the Small Cap Value Fund.

INVESTOR SHARES
Management Fees (1)                                                 0.75%

Distribution (12b-1) fees                                           None

Other expenses(2)
         Shareholder Servicing Fee                                  0.25%
         Other Miscellaneous Expenses (2)                           0.14%
         Total other Expenses (2)                                   0.39%

TOTAL ANNUAL OPERATING EXPENSES (3)                                 1.14%
                                                                    ====

(1) The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.

(2) Other expenses include costs of administration, custody and accounting services and similar expenses. Other expenses are based on estimated amounts for the current fiscal year.

(3) CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Investor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

                                     EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of the Small Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - each Fund's total operating expenses are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

SMALL CAP VALUE FUND         1 YEAR              3 YEARS             5 YEARS             10 YEARS
--------------------         ------              -------             -------             --------
Investor Shares               $116                 $362                $628               $1,386

SMALL/MID CAP VALUE FUND

                             PERFORMANCE INFORMATION

The predecessor to the Small/Mid Cap Value Fund, a series of WT Mutual Fund with the same name, commenced operations on September 1, 2004 and, therefore, the Fund does not yet have performance information for a full calendar year.

SMALL/MID CAP VALUE FUND

                                    FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Investor Shares of the Small/Mid Cap Value Fund.

INVESTOR SHARES
Management Fees (1)                                                 0.75%

Distribution (12b-1) fees                                           None

Other expenses (2)
         Shareholder Servicing Fee                                  0.25%
         Other Miscellaneous Expenses (2)                           0.85%
         Total Other Expenses (2)                                   1.10%

Total Annual Operating Expenses (3)                                 1.85%
         Fee Waiver (3)                                            -0.35%
         NET EXPENSES (3)                                           1.50%
                                                                    ====

(1) The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.

(2) Other expenses include costs of administration, custody and accounting services and similar expenses. Other expenses are based on estimated amounts for the current fiscal year.

(3) CRM has a contractual obligation to waive a portion of its fees through November 1, 2007 and to assume certain expenses of the Investor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

                                     EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of the Small/Mid Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - each Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

SMALL/MID CAP VALUE FUND                   1 YEAR             3 YEARS             5 YEARS             10 YEARS
------------------------                   ------             -------             -------             --------
Investor Shares                             $153                $512                $934               $2,110

MID CAP VALUE FUND

                             PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund's Investor Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index and the Russell Midcap Index, two broad based measures of market performance. This performance information includes performance of the Fund's predecessor, the CRM Mid Cap Value Fund (a series of WT Mutual Fund), for periods prior to December 31, 2004. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                    AVERAGE TOTAL RETURNS FOR INVESTOR SHARES
                      FOR CALENDAR YEARS ENDED DECEMBER 31

                                    [Graphic]

2001                    19.06%
2002                   -16.89%
2003                    41.60%
2004                    24.65%


          Calendar Year-to-Date Total Return as of June 30, 2005: 1.56%


BEST QUARTER DURING THE PERIOD                    WORST QUARTER DURING THE PERIOD
   COVERED IN THE BAR CHART                         COVERED IN THE BAR CHART
---------------------------------------         ----------------------------------------
             24.81%                                            -16.75%
For the quarter ended December 31, 2001         For the quarter ended September 30, 2002

MID CAP VALUE FUND
INVESTOR SHARES

                                                                                   SINCE INCEPTION
             AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04                1 YEAR        09/20/00(1)
--------------------------------------------------------------------    ------     ---------------
Before Taxes                                                            24.65%         17.85%
After Taxes on Distributions (2)                                        23.04%         16.40%
After Taxes on Distributions and Sale of Shares (2)                     16.30%         14.71%
Russell Midcap Value Index (reflects no deduction for fees, expenses    23.71%         14.07%
or taxes) (3)
Russell Midcap Index (reflects no deduction for fees, expenses or       20.22%          6.23%
taxes) (4)

(1) For periods prior to December 31, 2004, performance is based upon the performance of the CRM Mid Cap Value Fund (a series of WT Mutual Fund).

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell Midcap Value Index is the Fund's benchmark. The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

(4) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

MID CAP VALUE FUND

                                    FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Investor Shares of the Mid Cap Value Fund.

INVESTOR SHARES
Management Fees (1)                                                 0.75%

Distribution (12b-1) fees                                           None

Other expenses (2)
         Shareholder Servicing Fee                                  0.25%
         Other Miscellaneous Expenses (2)                           0.27%
         Total Other Expenses (2)                                   0.52%

TOTAL ANNUAL OPERATING EXPENSES (3)                                 1.27%
                                                                    ====

(1) The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.

(2) Other expenses include costs of administration, custody and accounting services and similar expenses. Other expenses are based on estimated amounts for the current fiscal year.

(3) CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Investor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

                                     EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of the Mid Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - each Fund's total operating expenses are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

MID CAP VALUE FUND           1 YEAR              3 YEARS             5 YEARS             10 YEARS
------------------           ------              -------             -------             --------
Investor Shares               $129                 $403                $697               $1,534

LARGE CAP VALUE FUND

                             PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Large Cap Value Fund's Investor Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the S&P 500 Index, two broad based measures of market performance. This performance information includes performance of the Fund's predecessors, the CRM Large Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through December 31, 2004 and the CRM Funds--Large Cap Value Fund, for periods prior to November 1, 1999. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                    AVERAGE TOTAL RETURNS FOR INVESTOR SHARES
                      FOR CALENDAR YEARS ENDED DECEMBER 31

                                    [Graphic]

1999                    -5.39%
2000                    18.28%
2001                    -5.63%
2002                   -28.40%
2003                    25.04%
2004                    14.55%


         Calendar Year-to-Date Total Return as of June 30, 2005: -1.65%


BEST QUARTER DURING THE PERIOD     WORST QUARTER DURING THE PERIOD
   COVERED IN THE BAR CHART           COVERED IN THE BAR CHART
------------------------------     -------------------------------
           17.78%                              -19.16%
    For the quarter ended               For the quarter ended
        June 30, 2003                     September 30, 2002

LARGE CAP VALUE FUND
INVESTOR SHARES

                                                                                               SINCE INCEPTION
             AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04                1 YEAR      5 YEARS      08/25/98(1)
---------------------------------------------------------------------   ------      -------    ----------------
Before Taxes                                                            14.55%       2.74%          3.56%
After Taxes on Distributions (2)                                        14.42%       2.67%          3.36%
After Taxes on Distributions and Sale of Shares (2)                      9.46%       2.31%          2.94%
Russell 1000 Value Index (reflects no deduction for fees, expenses or   16.49%       5.27%          6.93%
taxes) (3)
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (4)   10.88%      -2.30%          5.35%

(1) For periods from November 1, 1999 through December 31, 2004, performance is based upon the performance of CRM Large Cap Value Fund (a series of WT Mutual Fund) and for periods prior to November 1, 1999, the CRM Funds--Large Cap Value Fund.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 1000 Value Index is the Fund's benchmark. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable equity market.

(4) The S&P 500 Index is the Standard and Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

LARGE CAP VALUE FUND

                                    FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Investor Shares of the Large Cap Value Fund.

INVESTOR SHARES
Management Fees (1)                                                0.55%

Distribution (12b-1) fees                                          None

Other expenses(2)
         Shareholder Servicing Fee                                 0.25%
         Other Miscellaneous Expenses(2)                           0.83%
         Total Other Expenses(2)                                   1.08%

Total Annual Operating Expenses (3)                                1.63%
         Fee Waiver (3)                                           -0.13%
         NET EXPENSES (3)                                          1.50%
                                                                   ====

(1) The Fund has a management fee payable in accordance with the following fee schedule: 0.55% on net assets up to and including $1 billion; 0.50% on net assets over $1 billion and up to and including $2 billion; and 0.45% on net assets over $2 billion.

(2) Other expenses include costs of administration, custody and accounting services and similar expenses. Other expenses are based on estimated amounts for the current fiscal year.

(3) CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Investor Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

                                     EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of the Large Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - each Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

LARGE CAP VALUE FUND         1 YEAR              3 YEARS             5 YEARS             10 YEARS
--------------------         ------              -------             -------             --------
Investor Shares               $153                 $474                $818               $1,871

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

                 ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES

The Funds' investment objective and their principal investment strategies and risks are summarized at the beginning of this prospectus. These are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve the Funds' investment objectives. More information on investment strategies and risks appears in this section. A Fund may also use strategies and invest in securities that are not described below but which are described in the Funds' SAI. The Adviser may decide, as a matter of investment strategy, not to use the investment and investment techniques described below and in the SAI at any particular time. Also note that there are many other factors that could adversely affect your investment and that could prevent the Funds from achieving their goals, which are not described here.

CONVERTIBLE SECURITIES. Under normal circumstances, each Fund invests at least 80% of its assets in equity and equity related securities. Equity and equity related securities include convertible securities that are rated, at the time of purchase, in the three highest rating categories by a NRSRO such as Moody's or S&P, or if unrated, are determined by CRM to be of comparable quality.

DEBT SECURITIES. Under normal circumstances, each Fund may invest up to 20% of its assets in debt securities that are rated in the three highest categories by a NRSRO such as Moody's or S&P, or if unrated, are determined by CRM to be of comparable quality.

DERIVATIVES. The Funds may also invest in derivative contracts, such as options on securities and securities indices. However, as a fundamental policy, each Fund may not commit nor expose more than 15% of its total assets to derivative strategies.

RESTRICTED SECURITIES. Although each Fund usually invests in securities listed on securities exchanges, it may also purchase securities that are not registered for the sale to the general public, or to a limited extent, securities that are readily marketable.

EXCHANGE TRADED FUNDS. Subject to applicable statutory and regulatory limits, each Fund may invest in securities of exchanged traded funds ("ETFs") which are registered investment companies that are listed on securities exchanges.

DEFENSIVE INVESTING. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Funds will be unable to achieve their investment objectives.

PORTFOLIO TURNOVER. Each Fund's investment objective is to seek to achieve long-term capital appreciation and the Funds do not purchase securities with the intention of engaging in short-term trading. A Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Adviser, regardless of the length of the holding period. Frequent trading involves higher securities transaction costs which may adversely affect a Fund's performance. To the extent that this policy results in the realization of gains on investments, a Fund will make distributions to its shareholders. These distributions will generally be subject to taxes.

                   ADDITIONAL INFORMATION ON INVESTMENT RISKS

RISKS OF DEBT SECURITIES. Debt securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to interest rate risk (the risk that the market value of the securities will decline as a result of changes in market rates of interest). Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity. These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity.

RISKS OF CONVERTIBLE SECURITIES. Convertible securities, such as convertible preferred stock and convertible bonds, are subject to the market risks of stocks as well as the risks credit and interest rate risk of debt securities.

LIQUIDITY RISK. Restricted securities and thinly traded securities may be difficult or impossible to sell at the time and the price that a Fund would like.

RISKS OF DERIVATIVES. A Fund's use of derivative contracts, such as options on securities, and securities indices, may be risky. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities or indices. Even a small investment in derivatives can have a big impact on a Fund's stock and index exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets, and derivative counterparties may fail to honor contract terms. Derivatives may not be available on terms that make economic sense (for example, they may be too costly).

RISK OF ETFS. The return on investments in ETFs will be reduced by the operating expenses, including investment advisory, of the ETFs, and will be further reduced by the expenses of a Fund, including advisory fee payable by the Fund. As such, there is a layering of fees and expenses.

PORTFOLIO TURNOVER RISK. To the extent that a Fund's strategies lead it to buy and sell securities more actively than other funds, the Fund could have higher expenses, including increased brokerage commission costs, which reduce shareholder returns. A high portfolio turnover rate also may expose shareholders to higher taxable distributions.

                               PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is contained in the SAI.

MANAGEMENT OF THE FUND

The Board of Trustees of the CRM Mutual Fund Trust has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by each Fund and its shareholders.

                                     ADVISER

Cramer Rosenthal McGlynn, LLC, 520 Madison Avenue, 32nd Floor, New York, New York 10022, serves as the investment adviser to each Fund. As a Fund's investment adviser, CRM has the overall responsibility for directing the Fund's investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and have been in business for more than thirty years. CRM has advised the CRM Funds and their predecessors since each Fund's inception. As of March 31, 2005, CRM had over $7 billion of assets under management.

For the twelve month period ended June 30, 2004, CRM received investment advisory fees of 0.75%, 0.75% and 0.51%, as a percentage of average daily net assets, for the management of the master funds in which the predecessor funds to the Small Cap Value Fund, the Mid Cap Value Fund and the Large Cap Value Fund, respectively, invested. The Small/Mid Cap Value Fund pays a monthly advisory fee to CRM at the annual rate of 0.75% of the average daily net assets. CRM may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Funds. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

                               PORTFOLIO MANAGERS

Ronald McGlynn, Chairman & CEO and Jay Abramson, President & CIO are responsible for the overall management of each Fund. The investment research team for all of the Funds consists of fifteen individuals, with an average of sixteen years investment experience. The portfolio managers who have responsibility for the day-to-day management of the Funds, together with their business experience for at least the past five years, are set forth below.

SMALL CAP VALUE FUND. James Stoeffel and Terry Lally are co-leaders of the team responsible for the management of the Small Cap Value Fund.

James P. Stoeffel - Principal, Investment Research

Jim, with nineteen years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm in 2001, he was the Director of Research at Palisade Capital Management. His other work experiences include Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney; a Senior Financial Analyst/ Assistant Treasurer with Ticor Title Insurance; and an auditor. Jim received a BA from Washington & Lee University and an MBA from New York University's Stern School of Business.

Terry Lally, CFA - Principal, Investment Research

Terry, with fourteen years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm in 2000, he spent nine years at The Prudential working in US small cap and emerging market equity analysis, corporate finance and equity trading. Terry received a BBA from the University of Notre Dame and an MBA from Harvard University.

SMALL/MID CAP VALUE FUND. Carl Brown and Brendan Hartman are co-leaders of the team responsible for the management of the Small/Mid Cap Value Fund.

Carl D. Brown - Principal, Investment Research

Carl, with eleven years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm in 1999, Carl was a tax consultant and CPA at KPMG Peat Marwick. He received a BA from the University of Pennsylvania and an MBA from New York University's Stern School of Business.

Brendan J. Hartman - Principal, Investment Research

Brendan, with ten years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm in 2001, Brendan was a research analyst at DLJ and Salomon Brothers. He received a BA from Lehigh University and an MBA from New York University's Stern School of Business.

MID CAP VALUE FUND. Jay Abramson and Robert Rewey are co-leaders of the team responsible for the management of the Mid Cap Value Fund.

Jay B. Abramson - President, Chief Investment Officer

Jay has been with the firm for twenty years and has the overall responsibility for CRM's investment team. Prior to joining the firm, Jay worked for several years in public accounting and earned his CPA. He received a BSE from the University of Pennsylvania Wharton School and a JD from the University of Pennsylvania Law School.

Robert `Chip' L. Rewey III, CFA - Principal, Investment Research

Chip, with seventeen years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm at the start of 2003, he spent eight years as a portfolio manager/senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He received a BA from the Caroll School of Management, Boston College and a MBA from Fuqua School of Business, Duke University.

LARGE CAP VALUE FUND. David Tillson and Kevin Chin are co-leaders of the team responsible for the management of the Large Cap Value Fund.

David A. Tillson, CFA - Principal, President of the Private Client Group

Dave, with thirty-one years of investment experience, is responsible for portfolio management and research. Prior to joining the firm in 2002, he was a Managing Director and Head of Personal Investments in New York for the U.S Trust Company responsible for the Wealth Management Group, Wealth Advisory and Domestic Equity Trading. Dave received his BA from Brown University and an MBA from New York University's Stern School of Business.

Kevin M. Chin - Principal, Investment Research

Kevin has been with the firm for sixteen years and is responsible for portfolio management and research in our investment group. Prior to joining the firm, Kevin was a financial analyst for the

Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrager with The First Boston Corporation. He received a BS from Columbia University School of Engineering & Applied Science.

The SAI provides additional information about compensation of the portfolio managers listed above, the other funds, pooled investment vehicles and accounts they manage, and their ownership of securities of the Funds.

                                SERVICE PROVIDERS

The chart below provides information on the Funds' primary service providers.

[graphic]

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
520 Madison Avenue, 32ND floor
New York, NY 10022
Manages each Fund's business and investment activities.

DISTRIBUTOR
PFPC Distributors, Inc.
301 Bellevue Parkway
Wilmington, DE  19809
As distributor, distributes each Fund's shares.

ADMINISTRATOR AND ACCOUNTING AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE  19809
As administrator and accounting agent, provides facilities, equipment and personnel to carry out administrative services related to each Fund and calculates each Fund's NAV.

TRANSFER AGENT,
PFPC Inc.
760 Moore Road
King of Prussia, PA  19406
Handles shareholders' services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153
Handles each Fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund's NAV.

INTERMEDIARIES
Brokers or other financial institutions that have made arrangements with or offer the Fund.

PRICING OF SHARES

The net asset value ("NAV") of each class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the Funds' transfer agent are open for business). The price at which a purchase, redemption or exchange request is effected is based on the next calculation of NAV after the request is received in good order by an authorized broker or financial institution or the Funds' transfer agent. The NAV for each class of a Fund is calculated by adding the value of all securities and other assets in a Fund attributable to the class, deducting the liabilities attributable to the class and dividing the balance by the number of outstanding class shares in that Fund. NAV will not be determined on days that are not business days.

The Funds value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees. The Board of Trustees has delegated to the Adviser the authority to approve fair value determinations in any situation that would impact a Fund's NAV by less than a penny per share. If the proposed valuation would impact a Fund's NAV by more than a penny per share, then the Board is responsible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.

The Funds may use fair value pricing for, among other things, the following investments: (i) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (ii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iii) a security that is thinly traded; (iv) a security whose issuer is in default or bankruptcy proceedings; (v) a security affected by extreme market conditions; (vi) a security affected by currency controls or restrictions; and (vii) a security whose issuer is affected by a significant event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net asset value is computed and that may materially affect the value of the security. Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market prices.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund, when using fair value methods to price securities, may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund's holdings could change at a time when you are not able to buy or sell Fund shares.

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and when purchased directly from the Funds are sold without any sales charges. The minimum initial investment in a Fund's Investor Shares is

$2,500 ($2,000 for IRAs or automatic investment plans). The Funds, in their sole discretion, may waive the minimum initial investment to establish certain Investor Share accounts. The minimum additional investment for direct investors in each Fund is $100. You may purchase shares from the Funds as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (an "Intermediary"). The policies and fees charged by an Intermediary may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

                 SMALL CAP VALUE FUND IS CLOSED TO NEW INVESTORS

The Adviser monitors the total assets of each Fund and may recommend that a Fund be closed to new investors due to concerns that an increase in the asset size of the Fund may adversely affect the Fund's ability to achieve its investment objective. The Small Cap Value Fund is currently closed to new investors. Shares of the Small Cap Value Fund are only being offered to:

      (i) persons who hold shares of the Small Cap Value Fund directly or through accounts maintained by brokers pursuant to arrangements with the Adviser;

      (ii)  persons who are advisory clients of the Adviser;

      (iii) persons who are clients of consultants/intermediaries that have a relationship with the Adviser; and

      (iv) trustees, directors, officers and employees of the Adviser, the Small Cap Value Fund, and their respective spouses, parents and children.

                        PURCHASE OF SHARES FROM THE FUNDS

BY MAIL. You may purchase shares by sending a check drawn on a U.S. bank payable to the CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

            REGULAR MAIL:                      OVERNIGHT MAIL:
            CRM Funds                          CRM Funds
            c/o PFPC Inc.                      c/o PFPC Inc.
            P.O. Box 9812                      760 Moore Road
            Providence, RI 02940               King of Prussia, PA 19406

BY WIRE. You may purchase shares by wiring federal funds immediately available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

                               PFPC Trust Company
                                  c/o PNC Bank
                                Philadelphia, PA
                                ABA #031-0000-53
                                DDA #86-1282-2896
                              Attention: CRM Funds
                                   [YOUR NAME]
                           [YOUR FUND ACCOUNT NUMBER]

If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above.

                   ADDITIONAL INFORMATION REGARDING PURCHASES

You must submit your purchase order by the close of regular trading on the Exchange on any business day to purchase shares at that day's NAV. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

The Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Funds will not accept third party checks.

If you place an order to an Intermediary, it is the responsibility of the Intermediary, rather than the Fund, to transmit your order for the purchase of shares to the Fund's transfer agent. The Intermediary may impose an earlier deadline for submitting your purchase order. Please consult your Intermediary for additional information.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to the SAI.

REDEMPTION OF SHARES

You may sell your shares on any business day. Redemption requests received by an Intermediary or the Funds' transfer agent in good order before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on that day. Redemption requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. The Fund does not impose any fees when Fund shares are redeemed. However, an Intermediary may impose a fee upon redemptions of Fund shares. Please consult your Intermediary. It is the responsibility of each Intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis.

To be in "good order" a redemption request must include:

      -     Your account number;

      -     The amount of the transaction (in dollars or shares);

      - Signatures of all owners exactly as registered on the account (for requests by mail);

      -     Signature guarantees, for mail requests only; and

      -     Any supporting legal documentation that may be required.

Redemption checks are normally mailed on the next business day following receipt by the Funds' transfer agent of redemption instructions in good order, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the next business day following receipt by the Funds' transfer agent of redemption instructions in good order, but never later than 7 days following such receipt.

If you purchased your shares through an account with an Intermediary, you should contact the Intermediary for information relating to redemptions.

                       REDEMPTION OF SHARES FROM THE FUNDS

BY MAIL. If you redeem your shares by mail, you should submit written instructions with a "signature guarantee". A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

            REGULAR MAIL:                    OVERNIGHT MAIL:
            CRM Funds                        CRM Funds
            c/o PFPC Inc.                    c/o PFPC Inc.
            P.O. Box 9812                    760 Moore Road
            Providence, RI 02940             King of Prussia, PA 19406

BY TELEPHONE. In order to be eligible to redeem shares by telephone you must check the appropriate box on the Funds' application form. To redeem shares by telephone please call PFPC at (800) CRM-2883 for instructions. A telephone request to sell shares must be received prior to the close of the Exchange. If you telephone your request to the Funds' transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary. The Funds will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Funds nor their transfer agent will be responsible if they act on telephone instructions they reasonably believe to be genuine.

                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS

Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Redemption proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund's shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected.

Small Accounts. If the value of your investment in a Fund falls below $2,500 for Investor Share accounts ($2,000 for IRAs or automatic investment plans), a Fund may ask you to increase your balance. If the account value is still below $2,500 ($2,000 for IRAs or automatic investment plans) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $2,500 solely as a result of a reduction in your account's market value.

Redemptions in Kind. The Funds reserve the right to make redemptions "in kind" -- payments of redemption proceeds in portfolio securities rather than cash -- if the amount redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of a Fund's assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Investor Shares of another CRM Fund. The Funds reserve the right to reject any exchange request at any time and for any reason, without prior written notice.

Exchange requests received by an Intermediary or the Funds' transfer agent in good order before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on that day. Exchange requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $2,500 for Investor Share accounts ($2,000 for IRAs or automatic investment plans). See "Taxes" for a discussion of the tax effect on an exchange of shares.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with an Intermediary, contact the Intermediary. Generally, all written requests must be signed by all owners and must include any required signature. The Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Investor Shares to be acquired through an exchange may be legally made.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund's performance, and increase expenses for all Fund shareholders. In particular, frequent trading can (i) force a Fund's portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute a Fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Funds.

The Board of Trustees of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds' policy is intended to discourage excessive trading in a Fund's shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order or exchange request at any time and for any reason, without prior written notice. The Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the Funds may consider an investor's trading history in any of the Funds, including the person's trading history in any accounts under a person's common ownership or control.

The Funds will generally monitor trading activity within a 90-day period. The Funds may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and may consider trading activity in multiple account under common ownership, control or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. The Adviser will seek to make judgments and applications that are consistent with the interests of the Funds' shareholders.

The Funds' policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some Intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the Funds will use its best efforts to obtain the cooperation of Intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. Nonetheless, the Funds' ability to identify and deter frequent purchases and redemptions of a Fund's shares through omnibus accounts is limited, and the Funds' success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the Intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Fund. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

                              FEDERAL INCOME TAXES

As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

You will normally have to pay Federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. For taxable years beginning on or before December 31, 2008, certain distributions of ordinary dividends to a non-corporate shareholder of the Fund may qualify as "qualified dividend income", provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from "qualified dividend income" of the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations will be "qualified dividend income" if that that stock is readily tradable on an established U.S. securities market. Distributions of a Fund's net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

It is a taxable event for you if you redeem, sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being redeemed, sold or exchanged and the sale price of the shares you redeem, sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

                          STATE AND LOCAL INCOME TAXES

You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the SAI. Internal Revenue Service regulations provide that, for the purpose of avoiding certain penalties under the Internal Revenue Code, taxpayers may rely only on opinions of counsel that meet specific requirements set forth in the regulations, including a requirement that such opinions contain extensive factual and legal discussion and analysis. Any tax advice that may be contained in this document does not constitute an opinion that meets the requirements of the regulations. Any such tax advice therefore cannot be used, and was not intended or written to be used, for the purpose of avoiding any federal tax penalties that the Internal Revenue Service may attempt to impose. Because any such tax advice could be viewed as a "marketed opinion" under the Internal Revenue Service regulations, those regulations require this document to state that any such tax advice was written to support the "promotion or marketing" of the matters set forth in this document.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under federal tax law, and under other tax laws, such as foreign, state or local tax laws, which are not addressed here.

DISTRIBUTION ARRANGEMENTS

PFPC Distributors, Inc. (the "Distributor") manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

                            SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay shareholder service providers an annual fee not exceeding 0.25% of the Fund's average daily net assets of its Investor Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund's Investor Shares. Service activities provided by service providers under this plan include (a) answering shareholders inquiries,
(b) assisting in designating and changing dividend options, account designations and addresses, (c) establishing and maintaining shareholders accounts and records, (d) assisting in processing Fund share purchase, exchange and redemption transactions, (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder's account balances, (i) furnishing on behalf of the Funds' distributor periodic statements and confirmations of all purchases, exchanges, and redemptions of Fund shares, (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders, (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders, (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares, (m) completing all customer identification procedures in relation to the shareholders under the Funds' anti-money laundering program, (n) providing to shareholders all privacy notices, and (o) providing other services requested by shareholders of Investor Shares. The Adviser may provide services to some holders of Investor Shares and receive the applicable shareholder service fee or may remit all or a portion of shareholder service fees to an Intermediary.

                               ADDITIONAL PAYMENTS

The Adviser and/or its affiliates (other than the Funds) may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of shares of the Funds and/or shareholder service. These payments ("Additional Payments") would be in addition to the payments by the Funds described in this Prospectus for shareholder servicing. These Additional Payments may take the form of "due diligence" payments for an Intermediary's examination of the Funds and payments for providing extra employee training and information relating to the Funds; "listing" fees for the placement of the Funds on an Intermediary's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Funds; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser and/or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser and its affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries.

SHARE CLASSES

Each Fund offers Investor and Institutional Share classes. Each class has different minimum investment requirements, fees and expenses. Investors investing $2,500 ($2,000 for IRAs and automatic investment plans) or more may purchase Investor Shares. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Unlike Investor Shares, the Institutional Shares are not subject to a shareholder service fee.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 fiscal years or since inception, if shorter. Certain information reflects financial results for a single Investor Share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). Financial highlights for the periods through June 30, 2004 have been audited by Ernst & Young LLP, the Fund's Independent Registered Public Accounting Firm whose report, along with each Fund's financial statements (except the Small/Mid Cap Value Fund), is included in the Investor Shares' Annual Report, which is available, without charge, upon request. Financial highlights for the period ended December 31, 2004 have not been audited.

                                          SIX-MONTH
                                         PERIOD ENDED
                                         DECEMBER 31,
                                            2004                     FOR THE FISCAL YEARS ENDED JUNE 30,
                                                           ---------------------------------------------------------
SMALL CAP VALUE FUND - INVESTOR SHARES   (UNAUDITED)         2004         2003         2002         2001      2000+
--------------------------------------   ------------      --------     --------     --------     --------   -------
NET ASSET VALUE -
BEGINNING OF PERIOD                        $  26.34        $  19.77     $  21.00     $  21.93     $  16.26   $ 14.94
                                           --------        --------     --------     --------     --------   -------
INVESTMENT OPERATIONS:
   Net investment income
     (loss)..........................         (0.05)(a)       (0.14)(a)    (0.07)(a)    (0.01)(a)     0.10     (0.13)
   Net realized and
     unrealized gain
     (loss) on investments...........          2.37            6.71        (0.52)        0.66         6.40      1.45
                                           --------        --------     --------     --------     --------   -------
     Total from investment
       operations....................          2.32            6.57        (0.59)        0.65         6.50      1.32
                                           --------        --------     --------     --------     --------   -------
DISTRIBUTIONS TO
     SHAREHOLDERS:
   From net investment
   income............................             -               -        (0.02)       (0.10)       (0.02)        -
   From net realized gain
   on investments....................         (2.36)              -        (0.62)       (1.48)       (0.81)        -
                                           --------        --------     --------     --------     --------   -------
     Total Distributions
     to Shareholders.................         (2.36)              -        (0.64)       (1.58)       (0.83)        -
                                           --------        --------     --------     --------     --------   -------
NET ASSET VALUE - END OF
     YEAR............................      $  26.30        $  26.34     $  19.77     $  21.00     $  21.93   $ 16.26
                                           ========        ========     ========     ========     ========   =======

TOTAL RETURN.........................          9.01%(c)       33.23%       (2.26)%       3.21%       41.67%     8.84%

RATIOS/SUPPLEMENTAL DATA: (b)
Ratios to Average Net
     Assets:
   Expenses..........................          1.21%(d)        1.22%        1.27%        1.26%        1.28%     1.42%
   Net investment income
     (loss), including
     reimbursement/waiver............         (0.36)%(d)      (0.58)%      (0.39)%      (0.05)%       0.66%    (0.88)%
Portfolio turnover rate..............            43%(c)          77%          74%          61%          90%       96%
Net assets at end of
   period (000's omitted)............      $295,618        $282,119     $181,296     $215,820     $134,778   $69,351

----------
+ Effective November 1, 1999, the CRM Funds - Small Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) The net investment loss per share was calculated using average shares outstanding method.

(b) For the period November 1, 1999 to December 31, 2004, the Fund operated as a feeder fund in a master-feeder structure. During this period, the ratios to average net assets include expenses allocated from the master fund, WT Investment Trust I - Small Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series.

(c)   Not annualized.

(d)   Annualized.

SMALL/MID CAP VALUE FUND - INVESTOR SHARES

                                                                                                            FOR THE PERIOD
                                                                                                           SEPTEMBER 1, 2004
                                                                                                                  (a)
                                                                                                                THROUGH
                                                                                                           DECEMBER 31, 2004
                                                                                                              (UNAUDITED)
                                                                                                           -----------------
NET ASSET VALUE - BEGINNING OF PERIOD..................................................................        $  10.00
                                                                                                               --------
INVESTMENT OPERATIONS:
   Net investment income (loss)........................................................................           (0.03)(b)
   Net realized and unrealized gain (loss) on investments..............................................            1.68
                                                                                                               --------
     Total from investment operations..................................................................            1.65
                                                                                                               --------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income..........................................................................               -
   From net realized gain on investments...............................................................               -
                                                                                                               --------
     Total Distributions to Shareholders...............................................................               -
                                                                                                               --------
NET ASSET VALUE - END OF YEAR..........................................................................        $  11.65
                                                                                                               ========

TOTAL RETURN...........................................................................................           16.50%(c)

RATIOS/SUPPLEMENTAL DATA: (b)
Ratios to Average Net Assets:
   Expenses............................................................................................            1.50%(d)
   Net investment income (loss), including reimbursement/waiver........................................            4.46%(d)
   Net investment income (loss), including reimbursement/waiver........................................
Portfolio turnover rate................................................................................              43%(c)
Net assets at end of period (000's omitted)............................................................        $295,618

---------
(a)   Commencement of operations.

(b) The net investment income per share was calculated using average shares outstanding method.

(c)   Not annualized.

(d)   Annualized.

MID CAP VALUE FUND - INVESTOR SHARES

                                            SIX-MONTH
                                           PERIOD ENDED                                     PERIOD
                                           DECEMBER 31,       FOR THE FISCAL YEARS           ENDED
                                              2004              ENDED JUNE 30,              JUNE 30,
                                                         ------------------------------
                                           (UNAUDITED)     2004        2003       2002      2001 (a)
                                           ------------  --------     -------   -------     --------
NET ASSET VALUE - BEGINNING OF PERIOD....   $  23.73     $  17.57     $ 17.85   $ 18.15     $  14.84
                                            --------     --------     -------   -------     --------
INVESTMENT OPERATIONS:
   Net investment income (loss)..........       0.09        (0.02)(b)    0.01     (0.04)(b)     0.07
   Net realized and unrealized gain
   (loss) on investments.................       3.01         6.20       (0.21)     0.92         3.87
                                            --------     --------     -------   -------     --------
     Total from investment operations....       3.10         6.18       (0.20)     0.88         3.94
                                            --------     --------     -------   -------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income............      (0.09)       (0.02)          -     (0.03)       (0.06)
   From net realized gain on
   investments...........................      (1.06)           -       (0.08)    (1.15)       (0.57)
                                            --------     --------     -------   -------     --------
     Total Distributions to
     Shareholders........................      (1.15)       (0.02)      (0.08)    (1.18)       (0.63)
                                            --------     --------     -------   -------     --------
NET ASSET VALUE - END OF PERIOD..........   $  25.68     $  23.73     $ 17.57   $ 17.85     $  18.15
                                            ========     ========     =======   =======     ========
TOTAL RETURN.............................      13.14%(c)    35.22%      (1.07)%    4.82%       27.30%(c)

RATIOS/SUPPLEMENTAL DATA
   Ratios to Average Net Assets: (e)
    Expenses, including
      reimbursement/waiver...............       1.20%(d)     1.28%       1.37%     1.37%        1.50%(d)
    Expenses, excluding
      reimbursement/waiver...............       1.20%(d)     1.28%       1.40%     1.43%        1.88%(d)
    Net investment income (loss),
      including reimbursement/waiver.....       0.72%(d)    (0.10)%      0.04%    (0.25)%       0.31%(d)
Portfolio turnover rate..................         64%(c)      152%        142%      143%         163%
Net assets at end of period (000's
   omitted)..............................   $367,734     $136,994     $42,554   $48,086     $ 11,954

----------

(a) For the period September 20, 2000 (inception of Investor Share class) through June 30, 2001.

(b) The net investment loss per share was calculated using average shares outstanding method.

(c)   Not Annualized.

(d)   Annualized.

(e) For the period November 1, 1999 to December 31, 2004, the Fund operated as a feeder fund in a master-feeder structure. During this period, the ratios to average net assets include expenses allocated from the master fund, WT Investment Trust I - Mid Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series.

LARGE CAP VALUE FUND - INVESTOR SHARES

                                               SIX-MONTH
                                              PERIOD ENDED
                                              DECEMBER 31,
                                                  2004         FOR THE FISCAL YEARS ENDED JUNE 30,
                                                            ------------------------------------------
                                              (UNAUDITED)    2004     2003    2002     2001      2000+
                                              ------------  -------  ------  ------   ------   --------
NET ASSET VALUE - BEGINNING OF
PERIOD......................................    $ 11.03     $  9.54  $ 9.50  $12.60   $11.63   $12.17
                                                -------     -------  ------  ------   ------   ------
INVESTMENT OPERATIONS:
   Net investment income....................       0.06        0.05    0.04    0.01     0.03        -(a)
   Net realized and unrealized
   gain (loss) on investments...............       1.04        1.46    0.01   (3.08)    0.95    (0.37)
                                                -------     -------  ------  ------   ------   ------
     Total from investment
     operations.............................       1.10        1.51    0.05   (3.07)    0.98    (0.37)
                                                -------     -------  ------  ------   ------   ------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income...............      (0.04)      (0.02)  (0.01)  (0.03)   (0.01)       -(a)
   From net realized gain on
   investments..............................          -           -       -       -        -    (0.17)
                                                -------     -------  ------  ------   ------   ------
     Total Distributions to
     Shareholders...........................      (0.04)      (0.02)  (0.01)  (0.03)   (0.01)   (0.17)
                                                -------     -------  ------  ------   ------   ------
NET ASSET VALUE - END OF PERIOD.............    $ 12.09     $ 11.03  $ 9.54  $ 9.50   $12.60   $11.63
                                                =======     =======  ======  ======   ======   ======

TOTAL RETURN................................       9.98%(c)   15.90%   0.53% (24.42)%   8.43%   (2.85)%

RATIOS/SUPPLEMENTAL DATA: (b)
Ratios to Average Net Assets:
   Expenses, including
     reimbursement/waiver...................       1.42%(d)    1.49%   1.50%   1.50%    1.50%    1.44%
   Expenses, excluding
     reimbursement/waiver...................       1.71%(d)    1.97%   2.90%   2.36%    2.28%    2.35%
   Net investment income,
     including reimbursement/waiver.........       1.07%(d)    0.45%   0.49%   0.09%    0.24%    0.05%
Portfolio turnover rate.....................          9%(c)      26%     87%    100%     109%     136%
Net assets at end of period
   (000's omitted)..........................    $17,118     $14,635  $8,776  $6,828   $7,817   $7,941

----------

+ Effective November 1, 1999, the CRM Funds - Large Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Large Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a)   Less than $0.01 per share.

(b) For the period November 1, 1999 to December 31, 2004, the Fund operated as a feeder fund in a master-feeder structure. During this period, the ratios to average net assets include expenses allocated from the master fund, WT Investment Trust I - Large Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

THIS PRIVACY POLICY IS BEING DELIVERED WITH THE FUNDS' PROSPECTUS BUT IS NOT DEEMED TO BE A PART OF THE FUNDS' PROSPECTUS

                                                                      APPENDIX A

                                 PRIVACY POLICY

Set forth below is the policy of CRM Mutual Fund Trust (the "Trust") concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and the CRM Large Cap Value Fund (the "Funds") who are individuals investing for personal, family, or household purposes. The words "we" and "us" refer to the Trust and the Funds. The words "you" and "your" refer to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our "Service Agents".

As we work together to achieve your investment goals, you will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information our Service Agents maintain physical, electronic, and procedural safeguards that meet the standards of applicable laws and regulations.

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents will comply with these laws to the extent we are required to do so. In addition, we and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS:

These reports contain performance data and information on the Funds' holdings and operating results for the Funds' most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"):

The SAI provides additional technical and legal descriptions of the Funds' policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained, free of charge, by (i) visiting the Funds' website at www.crmfunds.com, (ii) calling the Funds at 800-CRM-2883; and (iii) writing to the CRM Funds, c/o PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-800-CRM-2883.

The investment company registration number is 811-21749.

                                    CRM FUNDS

                            CRM SMALL CAP VALUE FUND
                          CRM SMALL/MID CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM LARGE CAP VALUE FUND

                                   PROSPECTUS





                                 August 1, 2005


                              Institutional Shares

     The investment objective of each Fund is long-term capital appreciation

    Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete.
             Anyone who tells you otherwise is committing a crime.

                 CONTENTS                                            PAGE
INVESTMENT OBJECTIVES OF THE FUNDS
PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS
PRINCIPAL INVESTMENT RISKS OF THE FUNDS
PERFORMANCE INFORMATION, FEE TABLES AND EXAMPLES
         CRM Small Cap Value Fund
         CRM Small/Mid Cap Value Fund
         CRM Mid Cap Value Fund
         CRM Large Cap Value Fund
ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS
         Additional Information on Investment Strategies
         Additional Information on Investment Risks
         Portfolio Holdings
MANAGEMENT OF THE FUND
         Adviser
         Portfolio Managers
         Service Providers
PRICING OF SHARES
PURCHASE OF SHARES
         Purchases of Shares from the Funds
         Additional Information Regarding Purchases
REDEMPTION OF SHARES
         Redemption of Shares from the Funds
         Additional Information Regarding Redemptions
EXCHANGES OF SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
DIVIDENDS AND DISTRIBUTIONS
TAXES
         Federal Income Taxes
         State and Local Income Taxes
DISTRIBUTION ARRANGEMENTS
         Shareholder Service Fees
         Additional Payments
SHARE CLASSES
FINANCIAL HIGHLIGHTS

APPENDIX A--PRIVACY POLICY

INVESTMENT OBJECTIVES OF THE FUNDS

The Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund (the "Funds") each seek to achieve long-term capital appreciation. Each Fund may change its objective without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The SMALL CAP VALUE FUND, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase similar to those in the Russell 2000 Value Index ("small cap companies") that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell 2000 Value Index changes constantly, and as a result, the capitalization of small cap companies in which the Small Cap Value Fund will invest will also change. As of May 31, 2005, the market capitalization range of the Russell 2000 Value Index was from approximately $3 billion to $25 million.

The SMALL/MID CAP VALUE FUND, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase similar to those in the Russell 2500 Value Index or in the S&P MidCap 400/Barra Value Index (together, "small/mid cap companies") that are publicly traded on a U.S. securities market.

The market capitalization ranges of the Russell 2500 Value Index and/or the S&P MidCap 400/Barra Value Index change constantly, and as a result, the capitalization of small/mid cap companies in which the Small/Mid Cap Value Fund will invest will also change. As of May 31, 2005, the market capitalization range of the Russell 2500 Value Index was from approximately $8 billion to $25 million, and the market capitalization range of the S&P MidCap 400/Barra Value Index was from approximately $11 billion to $292 million.

The MID CAP VALUE FUND, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase similar to those in the Russell Midcap Value Index ("mid cap companies") that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell Midcap Value Index changes constantly, and as a result, the capitalization of mid cap companies in which the Mid Cap Value Fund will invest will also change. As of May 31, 2005, the market capitalization range of the Russell Midcap Value Index was from approximately $39 billion to $552 million.

The LARGE CAP VALUE FUND, under normal circumstances, invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase similar to those in the Russell 1000 Value Index ("large cap companies") that are publicly traded on a U.S. securities market.

The market capitalization range of the Russell 1000 Value Index changes constantly, and as a result, the capitalization of large cap companies in which the Large Cap Value Fund will invest will also change. As of May 31, 2005, the market capitalization range of the Russell 1000 Value Index was from approximately $385 billion to $455 million.

For purposes of the 80% investment policy for each Fund, equity and equity related securities include:

      -     common and preferred stocks;

      - securities convertible into common stock (such as convertible preferred stock and convertible bonds) that are rated, at the time of initial purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's or S&P, or if unrated, are determined by the adviser to be of comparable quality; and

      -     warrants on common stock.

VALUE INVESTING. Each Fund pursues a value strategy. Cramer Rosenthal McGlynn, LLC ("CRM" or the "Adviser"), the Funds' investment adviser, seeks to identify changes that are material to a company's operations, outlook and prospects. CRM is attracted to companies that it believes will look different tomorrow -- operationally, financially, managerially -- when compared to today. This type of dynamic change often creates confusion and misunderstanding that can result in the securities of a company being "neglected by investors" and undervalued relative to its future prospects and peer companies. CRM believes that, over time, the marketplace will eventually recognize the impact of these changes. Examples of change for which CRM looks include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/ distribution, regulatory change, etc.

THE INVESTMENT ADVISER'S PROCESS. CRM identifies change from a variety of both qualitative and quantitative sources. These include the extensive use of CRM's proprietary database, as well as news services and event driven information, and a screening process which is run using various criteria, including neglect and valuation relationships. "Connecting the Dots" research involves companies within the same and different industries that might be affected by similar positive changes or developments. CRM's ideas are generated internally with significant interaction among the members of CRM's portfolio management teams. Members of CRM's portfolio management teams regularly meet companies both around the country and globally and they annually attend more than 500 company/management meetings.

Once change is identified, CRM evaluates a company on several levels by analyzing:

      -     financial models based principally upon projected cash flows;

      - the price of a company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

      -     the extent of management's ownership interest in a company; and

      - a company's market position by corroborating CRM's observations and assumptions by meeting with the company's management, customers and suppliers.

CRM also evaluates the degree of recognition of a company by Wall Street by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base.

An important function of CRM's investment process is to set a price target at which the stock will be sold, provided that there has been no fundamental change in the investment case. CRM constantly monitors the portfolio companies held by the Funds to determine if the stocks continue to act in accordance with CRM's initial assessment. A stock may be sold when its fundamentals deteriorate or when the identified change is not having the expected impact on earnings and cash flow.

Each Fund also may use other strategies and engage in other investment practices described below and in the Funds' Statement of Additional Information ("SAI").

PRINCIPAL INVESTMENT RISKS OF THE FUNDS

It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or that the stocks that a Fund buys will increase in value. The Funds are subject to the following principal investment risks:

MARKET RISK. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

COMPANY RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition, and changes in regulatory environment.

VALUE INVESTING RISK. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The investment adviser may be incorrect when it decides that some stocks are undervalued by the market.

RISKS OF SMALL AND MID CAP COMPANIES. Compared to mutual funds that focus on large capitalization companies, shares of the Small Cap Value Fund, the Small/Mid Cap Value Fund and the Mid Cap Value Fund may be more volatile because of their focus on smaller and mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

RISKS OF FOREIGN INVESTMENTS. Each Fund may invest in foreign securities. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, currency exchange controls and political or social instability. The Funds could also lose money if the currency in which a foreign security is priced declines in value relative to the U.S. dollar. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Foreign markets may offer less protection to investors. Enforcing legal rights in some foreign countries may be difficult, costly and slow.

ADDITIONAL RISKS. The Funds are also subject to other risks, some of which are described below under "Additional Risk Information".

PERFORMANCE INFORMATION, FEE TABLES AND EXAMPLES

SMALL CAP VALUE FUND

                             PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Small Cap Value Fund's Institutional Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index and the Russell 2000 Index, two broad based measures of market performance. This performance information includes performance of the Fund's predecessors, the CRM Small Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through December 31, 2004 and the CRM Funds--Small Cap Value Fund, for periods prior to November 1, 1999. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                 AVERAGE TOTAL RETURNS FOR INSTITUTIONAL SHARES
                      FOR CALENDAR YEARS ENDED DECEMBER 31

                                    [Graphic]

1999                    11.45%
2000                    18.38%
2001                    26.47%
2002                   -17.60%
2003                    48.69%
2004                    18.11%


          Calendar Year-to-Date Total Return as of June 30, 2005: 0.52%


BEST QUARTER DURING THE PERIOD COVERED IN THE BAR     WORST QUARTER DURING THE PERIOD COVERED IN THE
                      CHART                                             BAR CHART
-------------------------------------------------     ----------------------------------------------
                     27.38%                                              -19.28%
              For the quarter ended                               For the quarter ended
                  June 30, 2003                                     September 30, 2002

SMALL CAP VALUE FUND
INSTITUTIONAL SHARES

                                                                                                     SINCE INCEPTION
             AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04                  1 YEAR       5 YEARS         01/28/98 (1)
---------------------------------------------------------------------     ------       -------       ---------------
Before Taxes                                                              18.11%        16.72%           11.78%
After Taxes on Distributions (2)                                          15.65%        15.20%           10.73%
After Taxes on Distributions and Sale of Shares (2)                       12.65%        13.86%            9.80%
Russell 2000 Value Index (reflects no deduction for fees, expenses or     22.25%        17.23%           11.40%
taxes) (3)
Russell 2000 Index (reflects no deduction for fees, expenses or           18.33%         6.61%            7.86%
taxes) (4)

(1) For periods from November 1, 1999 through December 31, 2004, performance is based upon the performance of CRM Small Cap Value Fund (a series of WT Mutual Fund) and for periods prior to November 1, 1999, the CRM Funds--Small Cap Value Fund.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 2000 Value Index is the Fund's benchmark. The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

(4) The Russell 2000 Index is an unmanaged, capitalization weighted index of 2000 small capitalization U.S. companies.

SMALL CAP VALUE FUND
                                                     FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Institutional Shares of the Small Cap Value Fund.

INSTITUTIONAL SHARES
Management Fees (1)                                                 0.75%

Distribution (12b-1) fees                                           None

Other expenses(2)                                                   0.14%

TOTAL ANNUAL OPERATING EXPENSES (3)                                 0.89%
                                                                    =====

(1) The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.

(2) Other expenses include costs of administration, custody and accounting services and similar expenses. Other expenses are based on estimated amounts for the current fiscal year.

(3) CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Institutional Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

                                     EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of the Small Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - each Fund's total operating expenses are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

SMALL CAP VALUE FUND               1 YEAR              3 YEARS             5 YEARS             10 YEARS
--------------------               ------              -------             -------             --------
Institutional Shares                 $91                 $284                $493               $1,096

SMALL/MID CAP VALUE FUND

                             PERFORMANCE INFORMATION

The predecessor to the Small/Mid Cap Value Fund, a series of WT Mutual Fund with the same name, commenced operations on September 1, 2004 and, therefore, the Fund does not yet have performance information for a full calendar year.

SMALL/MID CAP VALUE FUND

                                    FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Institutional Shares of the Small/Mid Cap Value Fund.

INSTITUTIONAL SHARES
Management Fees (1)                                                 0.75%

Distribution (12b-1) fees                                           None

Other expenses (2)                                                  0.85%

Total Annual Operating Expenses (3)                                 1.60%
                                                                   -----
         Fee Waiver (3)                                            -0.35%
                                                                   -----
         NET EXPENSES (3)                                           1.25%
                                                                    =====

(1) The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.

(2) Other expenses include costs of administration, custody and accounting services and similar expenses. Other expenses are based on estimated amounts for the current fiscal year.

(3) CRM has a contractual obligation to waive a portion of its fees through November 1, 2007 and to assume certain expenses of the Institutional Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

                                     EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of the Small/Mid Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - each Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

SMALL/MID CAP VALUE FUND                   1 YEAR             3 YEARS             5 YEARS             10 YEARS
------------------------                   ------             -------             -------             --------
Institutional Shares                        $127                $435                $803               $1,839

MID CAP VALUE FUND

                             PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund's Institutional Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index and the Russell Midcap Index, two broad based measures of market performance. This performance information includes performance of the Fund's predecessors, the CRM Mid Cap Value Fund (a series of WT Mutual Fund) for periods from November 1, 1999 through December 31, 2004 and the CRM Funds--Mid Cap Value Fund, for periods prior to November 1, 1999. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                 AVERAGE TOTAL RETURNS FOR INSTITUTIONAL SHARES
                      FOR CALENDAR YEARS ENDED DECEMBER 31

                                    [Graphic]

1999                 4.57%
2000                 55.55%
2001                 19.42%
2002                -16.67%
2003                 41.92%
2004                 24.98%


          Calendar Year-to-Date Total Return as of June 30, 2005: 1.69%


BEST QUARTER DURING THE PERIOD COVERED IN THE BAR     WORST QUARTER DURING THE PERIOD COVERED IN THE
                      CHART                                             BAR CHART
-------------------------------------------------     ----------------------------------------------
                     24.87%                                              -16.68%
              For the quarter ended                               For the quarter ended
                December 31, 2001                                   September 30, 2002

MID CAP VALUE FUND
INSTITUTIONAL SHARES

                                                                                                SINCE INCEPTION
            AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04              1 YEAR        5 YEARS       01/06/1998(1)
-----------------------------------------------------------          ------        -------      ---------------
Before Taxes                                                          24.98%       22.38%         17.39%
After Taxes on Distributions (2)                                      23.40%       21.10%         16.44%
After Taxes on Distributions and Sale of Shares (2)                   16.52%       19.05%         14.93%
Russell Midcap Value Index (reflects no deduction for fees,           23.71%       13.48%         10.29%
expenses or taxes) (3)
Russell Midcap Index (reflects no deduction for fees, expenses or     20.22%        7.59%          9.48%
taxes) (4)

(1) For periods from November 1, 1999 through December 31, 2004, performance is based upon the performance of the CRM Small Cap Value Fund (a series of WT Mutual Fund) and for periods prior to November 1, 1999, the CRM Funds--Mid Cap Value Fund.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell Midcap Value Index is the Fund's benchmark. The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

(4) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

MID CAP VALUE FUND

                                    FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Institutional Shares of the Mid Cap Value Fund.

INSTITUTIONAL SHARES
Management Fees (1)                                                 0.75%

Distribution (12b-1) fees                                           None

Other expenses (2)                                                  0.27%

TOTAL ANNUAL OPERATING EXPENSES (3)                                 1.02%
                                                                    =====

(1) The Fund has a management fee payable in accordance with the following fee schedule: 0.75% on net assets up to and including $1 billion; 0.70% on net assets over $1 billion and up to and including $2 billion; and 0.65% on net assets over $2 billion.

(2) Other expenses include costs of administration, custody and accounting services and similar expenses. Other expenses are based on estimated amounts for the current fiscal year.

(3) CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Institutional Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

                                     EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of the Mid Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - each Fund's total operating expenses are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

 MID CAP VALUE FUND                1 YEAR              3 YEARS             5 YEARS             10 YEARS
--------------------               ------              -------             -------             --------
Institutional Shares                $104                 $325                $563               $1,248

LARGE CAP VALUE FUND

                             PERFORMANCE INFORMATION

As of the date of this prospectus, the Institutional Shares of the CRM Large Cap Value Fund have not commenced operations. The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Large Cap Value Fund's Investor Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the S&P 500 Index, two broad based measures of market performance. This performance information includes performance of the Fund's predecessors, the CRM Large Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through December 31, 2004 and the CRM Funds--Large Cap Value Fund, for periods prior to November 1, 1999. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                    AVERAGE TOTAL RETURNS FOR INVESTOR SHARES
                      FOR CALENDAR YEARS ENDED DECEMBER 31

                                    [Graphic]

1999                    -5.39%
2000                    18.28%
2001                    -5.63%
2002                   -28.40%
2003                    25.04%
2004                    14.55%


         Calendar Year-to-Date Total Return as of June 30, 2005: -1.65%


BEST QUARTER DURING THE PERIOD COVERED IN THE BAR     WORST QUARTER DURING THE PERIOD COVERED IN THE
                      CHART                                             BAR CHART
-------------------------------------------------     ----------------------------------------------
                     17.78%                                              -19.16%
              For the quarter ended                               For the quarter ended
                  June 30, 2003                                     September 30, 2002

LARGE CAP VALUE FUND
INVESTOR SHARES*

                                                                                               SINCE INCEPTION
             AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04                1 YEAR     5 YEARS        08/25/98(1)
---------------------------------------------------------------------   ------     -------     ---------------
Before Taxes                                                            14.55%       2.74%          3.56%
After Taxes on Distributions (2)                                        14.42%       2.67%          3.36%
After Taxes on Distributions and Sale of Shares (2)                      9.46%       2.31%          2.94%
Russell 1000 Value Index (reflects no deduction for fees, expenses or   16.49%       5.27%          6.93%
taxes) (3)
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (4)   10.88%       -2.30%         5.35%

(1) For periods from November 1, 1999 through December 31, 2004, performance is based upon the performance of CRM Large Cap Value Fund (a series of WT Mutual Fund) and for periods prior to November 1, 1999, the CRM Funds--Large Cap Value Fund.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 1000 Value Index is the Fund's benchmark. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable equity market.

(4) The S&P 500 Index is the Standard and Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

*Performance shown is not for Institutional Shares, but for Investor Shares that are not offered in this Prospectus. Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses.

LARGE CAP VALUE FUND

                                    FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in Institutional Shares of the Large Cap Value Fund.

INSTITUTIONAL SHARES
Management Fees (1)                                                0.55%

Distribution (12b-1) fees                                          None

Other expenses(2)                                                  0.83%

Total Annual Operating Expenses (3)                                1.38%
                                                                  -----
         Fee Waiver (3)                                           -0.13%
                                                                  -----
         NET EXPENSES (3)                                          1.25%
                                                                  ======

(1) The Fund has a management fee payable in accordance with the following fee schedule: 0.55% on net assets up to and including $1 billion; 0.50% on net assets over $1 billion and up to and including $2 billion; and 0.45% on net assets over $2 billion.

(2) Other expenses include costs of administration, custody and accounting services and similar expenses. Other expenses are based on estimated amounts for the current fiscal year.

(3) CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of the Institutional Shares of the Fund to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

                                     EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of the Large Cap Value Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - each Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

LARGE CAP VALUE FUND               1 YEAR              3 YEARS             5 YEARS             10 YEARS
--------------------               ------              -------             -------             --------
Institutional Shares                $127                 $397                $686               $1,594

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

                 ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES

The Funds' investment objective and their principal investment strategies and risks are summarized at the beginning of this prospectus. These are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve the Funds' investment objectives. More information on investment strategies and risks appears in this section. A Fund may also use strategies and invest in securities that are not described below but which are described in the Funds' SAI. The Adviser may decide, as a matter of investment strategy, not to use the investment and investment techniques described below and in the SAI at any particular time. Also note that there are many other factors that could adversely affect your investment and that could prevent the Funds from achieving their goals, which are not described here.

CONVERTIBLE SECURITIES. Under normal circumstances, each Fund invests at least 80% of its assets in equity and equity related securities. Equity and equity related securities include convertible securities that are rated, at the time of purchase, in the three highest rating categories by a NRSRO such as Moody's or S&P, or if unrated, are determined by CRM to be of comparable quality.

DEBT SECURITIES. Under normal circumstances, each Fund may invest up to 20% of its assets in debt securities that are rated in the three highest categories by a NRSRO such as Moody's or S&P, or if unrated, are determined by CRM to be of comparable quality.

DERIVATIVES. The Funds may also invest in derivative contracts, such as options on securities and securities indices. However, as a fundamental policy, each Fund may not commit nor expose more than 15% of its total assets to derivative strategies.

RESTRICTED SECURITIES. Although each Fund usually invests in securities listed on securities exchanges, it may also purchase securities that are not registered for the sale to the general public, or to a limited extent, securities that are readily marketable.

EXCHANGE TRADED FUNDS. Subject to applicable statutory and regulatory limits, each Fund may invest in securities of exchanged traded funds ("ETFs") which are registered investment companies that are listed on securities exchanges.

DEFENSIVE INVESTING. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Funds will be unable to achieve their investment objectives.

PORTFOLIO TURNOVER. Each Fund's investment objective is to seek to achieve long-term capital appreciation and the Funds do not purchase securities with the intention of engaging in short-term trading. A Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Adviser, regardless of the length of the holding period. Frequent trading involves higher securities transaction costs which may adversely affect a Fund's performance. To the extent that this policy results in the realization of gains on investments, a Fund will make distributions to its shareholders. These distributions will generally be subject to taxes.

                   ADDITIONAL INFORMATION ON INVESTMENT RISKS

RISKS OF DEBT SECURITIES. Debt securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to interest rate risk (the risk that the market value of the securities will decline as a result of changes in market rates of interest). Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity. These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity.

RISKS OF CONVERTIBLE SECURITIES. Convertible securities, such as convertible preferred stock and convertible bonds, are subject to the market risks of stocks as well as the risks credit and interest rate risk of debt securities.

LIQUIDITY RISK. Restricted securities and thinly traded securities may be difficult or impossible to sell at the time and the price that a Fund would like.

RISKS OF DERIVATIVES. A Fund's use of derivative contracts, such as options on securities, and securities indices, may be risky. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities or indices. Even a small investment in derivatives can have a big impact on a Fund's stock and index exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets, and derivative counterparties may fail to honor contract terms. Derivatives may not be available on terms that make economic sense (for example, they may be too costly).

RISK OF ETFS. The return on investments in ETFs will be reduced by the operating expenses, including investment advisory, of the ETFs, and will be further reduced by the expenses of a Fund, including advisory fee payable by the Fund. As such, there is a layering of fees and expenses.

PORTFOLIO TURNOVER RISK. To the extent that a Fund's strategies lead it to buy and sell securities more actively than other funds, the Fund could have higher expenses, including increased brokerage commission costs, which reduce shareholder returns. A high portfolio turnover rate also may expose shareholders to higher taxable distributions.

                               PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is contained in the SAI.

MANAGEMENT OF THE FUND

The Board of Trustees of the CRM Mutual Fund Trust has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by each Fund and its shareholders.

                                     ADVISER

Cramer Rosenthal McGlynn, LLC, 520 Madison Avenue, 32nd Floor, New York, New York 10022, serves as the investment adviser to each Fund. As a Fund's investment adviser, CRM has the overall responsibility for directing the Fund's investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and have been in business for more than thirty years. CRM has advised the CRM Funds and their predecessors since each Fund's inception. As of March 31, 2005, CRM had over $7 billion of assets under management.

For the twelve month period ended June 30, 2004, CRM received investment advisory fees of 0.75%, 0.75% and 0.51%, as a percentage of average daily net assets, for the management of the master funds in which the predecessor funds to the Small Cap Value Fund, the Mid Cap Value Fund and the Large Cap Value Fund, respectively, invested. The Small/Mid Cap Value Fund pays a monthly advisory fee to CRM at the annual rate of 0.75% of the average daily net assets. CRM may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Funds. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

                               PORTFOLIO MANAGERS

Ronald McGlynn, Chairman & CEO and Jay Abramson, President & CIO are responsible for the overall management of each Fund. The investment research team for all of the Funds consists of fifteen individuals, with an average of sixteen years investment experience. The portfolio managers who have responsibility for the day-to-day management of the Funds, together with their business experience for at least the past five years, are set forth below.

SMALL CAP VALUE FUND. James Stoeffel and Terry Lally are co-leaders of the team responsible for the management of the Small Cap Value Fund.

James P. Stoeffel - Principal, Investment Research

Jim, with nineteen years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm in 2001, he was the Director of Research at Palisade Capital Management. His other work experiences include Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney; a Senior Financial Analyst/ Assistant Treasurer with Ticor Title Insurance; and an auditor. Jim received a BA from Washington & Lee University and an MBA from New York University's Stern School of Business.

Terry Lally, CFA - Principal, Investment Research

Terry, with fourteen years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm in 2000, he spent nine years at The Prudential working in US small cap and emerging market equity analysis, corporate finance and equity trading. Terry received a BBA from the University of Notre Dame and an MBA from Harvard University.

SMALL/MID CAP VALUE FUND. Carl Brown and Brendan Hartman are co-leaders of the team responsible for the management of the Small/Mid Cap Value Fund.

Carl D. Brown - Principal, Investment Research

Carl, with eleven years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm in 1999, Carl was a tax consultant and CPA at KPMG Peat Marwick. He received a BA from the University of Pennsylvania and an MBA from New York University's Stern School of Business.

Brendan J. Hartman - Principal, Investment Research

Brendan, with ten years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm in 2001, Brendan was a research analyst at DLJ and Salomon Brothers. He received a BA from Lehigh University and an MBA from New York University's Stern School of Business.

MID CAP VALUE FUND. Jay Abramson and Robert Rewey are co-leaders of the team responsible for the management of the Mid Cap Value Fund.

Jay B. Abramson - President, Chief Investment Officer

Jay has been with the firm for twenty years and has the overall responsibility for CRM's investment team. Prior to joining the firm, Jay worked for several years in public accounting and earned his CPA. He received a BSE from the University of Pennsylvania Wharton School and a JD from the University of Pennsylvania Law School.

Robert `Chip' L. Rewey III, CFA - Principal, Investment Research

Chip, with seventeen years of investment experience, is responsible for portfolio management and research in our investment group. Prior to joining the firm at the start of 2003, he spent eight years as a portfolio manager/senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He received a BA from the Caroll School of Management, Boston College and a MBA from Fuqua School of Business, Duke University.

LARGE CAP VALUE FUND. David Tillson and Kevin Chin are co-leaders of the team responsible for the management of the Large Cap Value Fund.

David A. Tillson, CFA - Principal, President of the Private Client Group

Dave, with thirty-one years of investment experience, is responsible for portfolio management and research. Prior to joining the firm in 2002, he was a Managing Director and Head of Personal Investments in New York for the U.S Trust Company responsible for the Wealth Management Group, Wealth Advisory and Domestic Equity Trading. Dave received his BA from Brown University and an MBA from New York University's Stern School of Business.

Kevin M. Chin - Principal, Investment Research

Kevin has been with the firm for sixteen years and is responsible for portfolio management and research in our investment group. Prior to joining the firm, Kevin was a financial analyst for the

Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrager with The First Boston Corporation. He received a BS from Columbia University School of Engineering & Applied Science.

The SAI provides additional information about compensation of the portfolio managers listed above, the other funds, pooled investment vehicles and accounts they manage, and their ownership of securities of the Funds.

                                SERVICE PROVIDERS

The chart below provides information on the Funds' primary service providers.

[graphic]

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
520 Madison Avenue, 32ND floor
New York, NY 10022
Manages each Fund's business and investment activities.

DISTRIBUTOR
PFPC Distributors, Inc.
301 Bellevue Parkway
Wilmington, DE  19809
As distributor, distributes each Fund's shares.

ADMINISTRATOR AND ACCOUNTING AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE  19809
As administrator and accounting agent, provides facilities, equipment and personnel to carry out administrative services related to each Fund and calculates each Fund's NAV.

TRANSFER AGENT,
PFPC Inc.
760 Moore Road
King of Prussia, PA  19406
Handles shareholders' services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153
Handles each Fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund's NAV.

INTERMEDIARIES
Brokers or other financial institutions that have made arrangements with or offer the Fund.

PRICING OF SHARES

The net asset value ("NAV") of each class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the Funds' transfer agent are open for business). The price at which a purchase, redemption or exchange request is effected is based on the next calculation of NAV after the request is received in good order by an authorized broker or financial institution or the Funds' transfer agent. The NAV for each class of a Fund is calculated by adding the value of all securities and other assets in a Fund attributable to the class, deducting the liabilities attributable to the class and dividing the balance by the number of outstanding class shares in that Fund. NAV will not be determined on days that are not business days.

The Funds value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees. The Board of Trustees has delegated to the Adviser the authority to approve fair value determinations in any situation that would impact a Fund's NAV by less than a penny per share. If the proposed valuation would impact a Fund's NAV by more than a penny per share, then the Board is responsible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.

The Funds may use fair value pricing for, among other things, the following investments: (i) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (ii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iii) a security that is thinly traded; (iv) a security whose issuer is in default or bankruptcy proceedings; (v) a security affected by extreme market conditions; (vi) a security affected by currency controls or restrictions; and (vii) a security whose issuer is affected by a significant event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net asset value is computed and that may materially affect the value of the security. Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market prices.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund, when using fair value methods to price securities, may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund's holdings could change at a time when you are not able to buy or sell Fund shares.

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and when purchased directly from the Funds are sold without any sales charges. The minimum initial investment in a Fund's Institutional Shares is $1,000,000. The Funds, in their sole discretion, may waive the minimum initial investment to establish certain Institutional Share accounts. You may purchase shares from the Funds as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (an "Intermediary"). The policies and fees charged by an Intermediary may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

                 SMALL CAP VALUE FUND IS CLOSED TO NEW INVESTORS

The Adviser monitors the total assets of each Fund and may recommend that a Fund be closed to new investors due to concerns that an increase in the asset size of the Fund may adversely affect the Fund's ability to achieve its investment objective. The Small Cap Value Fund is currently closed to new investors. Shares of the Small Cap Value Fund are only being offered to:

      (i) persons who hold shares of the Small Cap Value Fund directly or through accounts maintained by brokers pursuant to arrangements with the Adviser;

      (ii)  persons who are advisory clients of the Adviser;

      (iii) persons who are clients of consultants/intermediaries that have a relationship with the Adviser; and

      (iv) trustees, directors, officers and employees of the Adviser, the Small Cap Value Fund, and their respective spouses, parents and children.

                        PURCHASE OF SHARES FROM THE FUNDS

BY MAIL. You may purchase shares by sending a check drawn on a U.S. bank payable to the CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

            REGULAR MAIL:                      OVERNIGHT MAIL:
            CRM Funds                          CRM Funds
            c/o PFPC Inc.                      c/o PFPC Inc.
            P.O. Box 9812                      760 Moore Road
            Providence, RI 02940               King of Prussia, PA 19406

BY WIRE. You may purchase shares by wiring federal funds immediately available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

                               PFPC Trust Company
                                  c/o PNC Bank
                                Philadelphia, PA
                                ABA #031-0000-53
                                DDA #86-1282-2896
                              Attention: CRM Funds
                                   [YOUR NAME]
                           [YOUR FUND ACCOUNT NUMBER]

If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above.

                   ADDITIONAL INFORMATION REGARDING PURCHASES

You must submit your purchase order by the close of regular trading on the Exchange on any business day to purchase shares at that day's NAV. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

The Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Funds will not accept third party checks.

If you place an order to an Intermediary, it is the responsibility of the Intermediary, rather than the Fund, to transmit your order for the purchase of shares to the Fund's transfer agent. The Intermediary may impose an earlier deadline for submitting your purchase order. Please consult your Intermediary for additional information.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to the SAI.

REDEMPTION OF SHARES

You may sell your shares on any business day. Redemption requests received by an Intermediary or the Funds' transfer agent in good order before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on that day. Redemption requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. The Fund does not impose any fees when Fund shares are redeemed. However, an Intermediary may impose a fee upon redemptions of Fund shares. Please consult your Intermediary. It is the responsibility of each Intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis.

To be in "good order" a redemption request must include:

      -     Your account number;

      -     The amount of the transaction (in dollars or shares);

      - Signatures of all owners exactly as registered on the account (for requests by mail);

      -     Signature guarantees, for mail requests only; and

      -     Any supporting legal documentation that may be required.

Redemption checks are normally mailed on the next business day following receipt by the Funds' transfer agent of redemption instructions in good order, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the next business day following receipt by the Funds' transfer agent of redemption instructions in good order, but never later than 7 days following such receipt.

If you purchased your shares through an account with an Intermediary, you should contact the Intermediary for information relating to redemptions.

                       REDEMPTION OF SHARES FROM THE FUNDS

BY MAIL. If you redeem your shares by mail, you should submit written instructions with a "signature guarantee". A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

            REGULAR MAIL:                      OVERNIGHT MAIL:
            CRM Funds                          CRM Funds
            c/o PFPC Inc.                      c/o PFPC Inc.
            P.O. Box 9812                      760 Moore Road
            Providence, RI 02940               King of Prussia, PA 19406

BY TELEPHONE. In order to be eligible to redeem shares by telephone you must check the appropriate box on the Funds' application form. To redeem shares by telephone please call PFPC at (800) CRM-2883 for instructions. A telephone request to sell shares must be received prior to the close of the Exchange. If you telephone your request to the Funds' transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary. The Funds will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Funds nor their transfer agent will be responsible if they act on telephone instructions they reasonably believe to be genuine.

                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS

Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Redemption proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund's shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected.

Small Accounts. If the value of your investment in a Fund falls below $1,000,000 for Institutional Share accounts, a Fund may ask you to increase your balance. If the account value is still below $1,000,000 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $1,000,000 solely as a result of a reduction in your account's market value.

Redemptions in Kind. The Funds reserve the right to make redemptions "in kind" -- payments of redemption proceeds in portfolio securities rather than cash -- if the amount redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of a Fund's assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Institutional Shares of another CRM Fund. The Funds reserve the right to reject any exchange request at any time and for any reason, without prior written notice.

Exchange requests received by an Intermediary or the Funds' transfer agent in good order before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on that day. Exchange requests received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $1,000,000 for Institutional Share accounts. See "Taxes" for a discussion of the tax effect on an exchange of shares.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with an Intermediary, contact the Intermediary. Generally, all written requests must be signed by all owners and must include any required signature. The Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Institutional Shares to be acquired through an exchange may be legally made.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund's performance, and increase expenses for all Fund shareholders. In particular, frequent trading can
(i) force a Fund's portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute a Fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Funds.

The Board of Trustees of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds' policy is intended to discourage excessive trading in a Fund's shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order or exchange request at any time and for any reason, without prior written notice. The Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the Funds may consider an investor's trading history in any of the Funds, including the person's trading history in any accounts under a person's common ownership or control.

The Funds will generally monitor trading activity within a 90-day period. The Funds may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and may consider trading activity in multiple account under common ownership, control or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. The Adviser will seek to make judgments and applications that are consistent with the interests of the Funds' shareholders.

The Funds' policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some Intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the Funds will use its best efforts to obtain the cooperation of Intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. Nonetheless, the Funds' ability to identify and deter frequent purchases and redemptions of a Fund's shares through omnibus accounts is limited, and the Funds' success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the Intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Fund. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

                              FEDERAL INCOME TAXES

As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

You will normally have to pay Federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. For taxable years beginning on or before December 31, 2008, certain distributions of ordinary dividends to a non-corporate shareholder of the Fund may qualify as "qualified dividend income", provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from "qualified dividend income" of the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations will be "qualified dividend income" if that that stock is readily tradable on an established U.S. securities market. Distributions of a Fund's net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

It is a taxable event for you if you redeem, sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being redeemed, sold or exchanged and the sale price of the shares you redeem, sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

                          STATE AND LOCAL INCOME TAXES

You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the SAI. Internal Revenue Service regulations provide that, for the purpose of avoiding certain penalties under the Internal Revenue Code, taxpayers may rely only on opinions of counsel that meet specific requirements set forth in the regulations, including a requirement that such opinions contain extensive factual and legal discussion and analysis. Any tax advice that may be contained in this document does not constitute an opinion that meets the requirements of the regulations. Any such tax advice therefore cannot be used, and was not intended or written to be used, for the purpose of avoiding any federal tax penalties that the Internal Revenue Service may attempt to impose. Because any such tax advice could be viewed as a "marketed opinion" under the Internal Revenue Service regulations, those regulations require this document to state that any such tax advice was written to support the "promotion or marketing" of the matters set forth in this document.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under federal tax law, and under other tax laws, such as foreign, state or local tax laws, which are not addressed here.

DISTRIBUTION ARRANGEMENTS

PFPC Distributors, Inc. (the "Distributor") manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

                               ADDITIONAL PAYMENTS

The Adviser and/or its affiliates (other than the Funds) may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of shares of the Funds and/or shareholder service. These payments ("Additional Payments") would be in addition to the payments by the Funds described in this Prospectus for shareholder servicing. These Additional Payments may take the form of "due diligence" payments for an Intermediary's examination of the Funds and payments for providing extra employee training and information relating to the Funds; "listing" fees for the placement of the Funds on an Intermediary's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Funds; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser and/or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser and its affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries.

SHARE CLASSES

Each Fund offers Investor and Institutional Share classes. Each class has different minimum investment requirements, fees and expenses. Investors investing $2,500 ($2,000 for IRAs and automatic investment plans) or more may purchase Investor Shares. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Unlike Investor Shares, the Institutional Shares are not subject to a shareholder service fee.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 fiscal years or since inception, if shorter. As of the date of this prospectus, the Institutional Shares of the CRM Large Cap Value Fund have not commenced operations, and therefore does not yet have financial highlights to include in this Prospectus. Certain information reflects financial results for a single Institutional Share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). Financial highlights for the periods through June 30, 2004 have been audited by Ernst & Young LLP, the Fund's Independent Registered Public Accounting Firm whose report, along with each Fund's financial statements (except the Small/Mid Cap Value Fund), is included in the Institutional Shares' Annual Report, which is available, without charge, upon request. Financial highlights for the period ended December 31, 2004 have not been audited.

                   SMALL CAP VALUE FUND - INSTITUTIONAL SHARES


                                        SIX MONTH
                                          PERIOD
                                          ENDED
                                         DECEMBER              FOR THE FISCAL YEARS ENDED JUNE 30,
                                         31, 2004      ------------------------------------------------------
                                        (UNAUDITED)      2004         2003         2002      2001     2000+
                                        -----------    --------     --------     --------  --------  --------
NET ASSET VALUE - BEGINNING OF
PERIOD................................    $  27.03     $  20.24     $  21.42     $  22.29  $  16.49  $  15.11
                                          --------     --------     --------     --------  --------  --------

INVESTMENT OPERATIONS:
   Net investment income (loss).......       (0.01)(a)    (0.08)(a)    (0.03)(a)     0.04      0.16     (0.09)
   Net realized and unrealized gain
   (loss) on investments..............        2.43         6.87        (0.51)        0.67      6.47      1.47
                                          --------     --------     --------     --------  --------  --------
     Total from investment
     operations.......................        2.42         6.79        (0.54)        0.71      6.63      1.38
                                          --------     --------     --------     --------  --------  --------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income.........          --           --        (0.02)       (0.10)    (0.02)       --
   From net realized gain on
   investments........................       (2.36)          --        (0.62)       (1.48)    (0.81)       --
                                          --------     --------     --------     --------  --------  --------
     Total Distributions to
     Shareholders.....................       (2.36)          --        (0.64)       (1.58)    (0.83)       --
                                          --------     --------     --------     --------  --------  --------

NET ASSET VALUE - END OF PERIOD.......    $  27.09     $  27.03     $  20.24     $  21.42  $  22.29  $  16.49
                                          ========     ========     ========     ========  ========  ========

TOTAL RETURN..........................        9.15%(c)    33.55%       (1.98)%       3.43%    41.88%     9.13%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets: (b)
   Expenses...........................        0.96%(d)     0.97%        1.02%        1.00%     1.02%     1.09%
     Net Investment income (loss),
     including reimbursement/waiver...       (0.08)(d)    (0.32)%      (0.15)%       0.22%     0.92%    (0.56)%
Portfolio turnover rate...............          43%(c)       77%          74%          61%       90%       96%
Net assets at end of period (000's
   omitted)...........................    $463,552     $361,660     $197,955     $198,131  $163,285  $104,562

----------
+ Effective November 1, 1999, the CRM Funds - Small Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) The net investment loss per share was calculated using average shares outstanding method.

(b) For the period November 1, 1999 to December 31, 2004, the Fund operated as a feeder fund in a master-feeder structure. During this period, the ratios to average net assets include expenses allocated from the master fund, WT Investment Trust I - Small Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series.

(c)   Not annualized.

(d)   Annualized.

                                                                                                  SMALL/MID CAP
                                                                                                   VALUE FUND -
                                                                                                  INSTITUTIONAL
                                                                                                      SHARES
                                                                                                -----------------
                                                                                                  FOR THE PERIOD
                                                                                                SEPTEMBER 1, 2004
                                                                                                   (a) THROUGH
                                                                                                DECEMBER 31, 2004
                                                                                                   (UNAUDITED)
                                                                                                -----------------
NET ASSET VALUE - BEGINNING OF PERIOD.....................................................           $ 10.00
                                                                                                     -------
INVESTMENT OPERATIONS:
   Net investment income (loss)...........................................................             (0.01)(b)
   Net realized and unrealized gain (loss) on investments.................................              1.67
                                                                                                     -------
     Total from investment operations.....................................................              1.66
                                                                                                     -------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income.............................................................                 -
   From net realized gain on investments..................................................                 -
                                                                                                     -------
     Total distributions to shareholders..................................................                 -
                                                                                                     -------
NET ASSET VALUE - END OF PERIOD...........................................................           $ 11.66
                                                                                                     =======
TOTAL RETURN..............................................................................             16.60%(c)

RATIOS/SUPPLEMENTAL DATA(a)
Ratios to average net assets:
   Expenses, including reimbursement/waiver...............................................              1.25%(d)
   Expenses, including reimbursement/waiver...............................................              4.50%(d)
   Net Investment income (loss), including reimbursement/waiver...........................             (0.22)%(d)
Portfolio turnover rate...................................................................                37%(c)
Net assets at end of year (000's omitted).................................................           $ 3,962

--------------------

(a)   Commencement of operations.

(b) The net investment loss per share was calculated using average shares outstanding method.

(c)   Not annualized.

(d)   Annualized.

                    MID CAP VALUE FUND - INSTITUTIONAL SHARES


                                                     SIX MONTH
                                                    PERIOD ENDED
                                                    DECEMBER 31,           FOR THE FISCAL YEARS ENDED JUNE 30,
                                                        2004       ---------------------------------------------------
                                                    (UNAUDITED)      2004        2003        2002       2001    2000+
                                                    -----------    --------    --------    -------    -------  -------
NET ASSET VALUE - BEGINNING OF PERIOD.............       23.97     $  17.70    $  17.93    $ 18.19    $ 13.25  $ 11.13
                                                      --------     --------    --------    -------    -------  -------

INVESTMENT OPERATIONS:
   Net investment income..........................        0.11         0.03(a)     0.04(a)       -(a)    0.09     0.05
   Net realized and unrealized gain (loss) on
     investments..................................        3.06         6.26       (0.19)      0.92       5.48     2.09
                                                      --------     --------    --------    -------    -------  -------
     Total from investment operations.............        3.17         6.29       (0.15)      0.92       5.57     2.14
                                                      --------     --------    --------    -------    -------  -------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income.....................       (0.09)       (0.02)          -      (0.03)     (0.06)   (0.02)
   From net realized gain on investments..........       (1.06)           -       (0.08)     (1.15)     (0.57)       -
                                                      --------     --------    --------    -------    -------  -------
     Total Distributions to Shareholders..........       (1.15)       (0.02)      (0.08)     (1.18)     (0.63)   (0.02)
                                                      --------     --------    --------    -------    -------  -------

NET ASSET VALUE - END OF PERIOD...................    $  25.99     $  23.97    $  17.70    $ 17.93    $ 18.19  $ 13.25
                                                      ========     ========    ========    =======    =======  =======

TOTAL RETURN......................................       13.30%(c)    35.58%      (0.78)%     5.04%     42.88%   19.30%

RATIOS/SUPPLEMENTAL DATA (b)
Ratios to Average Net Assets:
     Expenses, including reimbursement/waiver.....        0.95%(d)     1.01%       1.12%      1.14%      1.15%    1.15%
     Expenses, excluding reimbursement/waiver.....        0.95%(d)     1.01%       1.12%      1.16%      1.53%    2.20%
     Net Investment income, including
       reimbursement/waiver.......................        0.92%(d)     0.16%       0.29%      0.03%      0.66%    0.44%
Portfolio turnover rate...........................          64%(c)      152%        142%       143%       163%     274%
Net assets at end of period (000's omitted).......    $611,935     $337,365    $125,891    $94,391    $38,823  $18,573

----------
+ Effective November 1, 1999, The CRM Funds - Mid Cap Value ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Mid Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) The net investment income per share was calculated using average shares outstanding method.

(b) For the period November 1, 1999 to December 31, 2004, the Fund operated as a feeder fund in a master-feeder structure. During this period, the ratios to average net assets include expenses allocated from the master fund, WT Investment Trust I - Mid Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series.

(c)   Not annualized.

(d)   Annualized.

THIS PRIVACY POLICY IS BEING DELIVERED WITH THE FUNDS' PROSPECTUS BUT IS NOT DEEMED TO BE A PART OF THE FUNDS' PROSPECTUS

                                                                      APPENDIX A

                                 PRIVACY POLICY

Set forth below is the policy of CRM Mutual Fund Trust (the "Trust") concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and the CRM Large Cap Value Fund (the "Funds") who are individuals investing for personal, family, or household purposes. The words "we" and "us" refer to the Trust and the Funds. The words "you" and "your" refer to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our "Service Agents".

As we work together to achieve your investment goals, you will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information our Service Agents maintain physical, electronic, and procedural safeguards that meet the standards of applicable laws and regulations.

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents will comply with these laws to the extent we are required to do so. In addition, we and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS:

These reports contain performance data and information on the Funds' holdings and operating results for the Funds' most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"):

The SAI provides additional technical and legal descriptions of the Funds' policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained, free of charge, by (i) visiting the Funds' website at www.crmfunds.com, (ii) calling the Funds at 800-CRM-2883; and (iii) writing to the CRM Funds, c/o PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-800-CRM-2883.

The investment company registration number is 811-21749.

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 2005


                            CRM SMALL CAP VALUE FUND
                          CRM SMALL/MID CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM LARGE CAP VALUE FUND
                        (Series of CRM Mutual Fund Trust)

This Statement of Additional Information ("SAI") is not a prospectus. This SAI sets forth information which may be of interest to investors but which is not necessarily included in the Funds' Prospectus dated [date], as supplemented from time to time (the "Prospectus"). This SAI should be read in conjunction with the Prospectus. An investor may obtain copies of the Funds' Prospectus, Annual Report and this SAI, without charge by (i) visiting the Funds' website at www.crmfunds.com or (ii) calling 1-800- CRM-2883.

                                TABLE OF CONTENTS

                                                                                                                   Page
                                                                                                                   ----
GENERAL INFORMATION..............................................................................................    3
PRIOR HISTORY....................................................................................................    3
INVESTMENT OBJECTIVE.............................................................................................    3
INVESTMENT STRATEGIES AND RISKS..................................................................................    3
         Equity and Equity Related Securities....................................................................    4
         Derivatives.............................................................................................    5
         Debt Securities.........................................................................................    6
         Foreign Securities......................................................................................    6
         Illiquid Securities.....................................................................................    8
         Restricted Securities...................................................................................    8
         Securities Lending......................................................................................    9
         Repurchase Agreements..................................................................................     9
         Short Sales............................................................................................     9
         Investment Company Securities And Exchange Traded Funds................................................    10
         Cash Management........................................................................................    10
         Fundamental Investment Restrictions....................................................................    11
         Temporary Defensive Positions..........................................................................    12
         Portfolio Turnover.....................................................................................    12
DISCLOSURE OF PORTFOLIO HOLDINGS................................................................................    12
MANAGEMENT......................................................................................................    14
CODE OF ETHICS..................................................................................................    19
PROXY VOTING POLICIES...........................................................................................    19
CONTROL PERSONS AND PRINCIPLE HOLDERS OF SECURITIES.............................................................    20
INVESTMENT ADVISORY AND OTHER SERVICES..........................................................................    20
         Adviser                                                                                                    20
         Portfolio Managers.....................................................................................    24
SERVICE PROVIDERS...............................................................................................    28
         Administrator..........................................................................................    28
         Custodian..............................................................................................    29
         Additional Service Providers...........................................................................    30
DISTRIBUTION OF SHARES..........................................................................................    30
BROKERAGE ALLOCATION AND OTHER PRACTICES........................................................................    31
         Brokerage Transactions.................................................................................    31
         Brokerage Selection....................................................................................    32
         Allocation of Portfolio Transactions...................................................................    33
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES............................................................    33
PURCHASE, REDEMPTION AND PRICING OF SHARES......................................................................    36
         Purchase of Shares.....................................................................................    36
         Redemption of Shares...................................................................................    36
         Pricing of Shares......................................................................................    38
DIVIDENDS.......................................................................................................    38
TAXATION OF THE FUNDS...........................................................................................    39
         General                                                                                                    39
         Foreign Securities.....................................................................................    41
         Derivatives............................................................................................    42
         Short Sales............................................................................................    42
         Straddles..............................................................................................    43
         Constructive Sale......................................................................................    43
         Backup Withholding.....................................................................................    43

                                TABLE OF CONTENTS
                                   (continued)

                                                                                                                   Page
                                                                                                                   ----
FINANCIAL STATEMENTS............................................................................................    44

                               GENERAL INFORMATION

The CRM Small Cap Value Fund ("Small Cap Value Fund"), CRM Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund"), CRM Mid Cap Value Fund ("Mid Cap Value Fund") and CRM Large Cap Value Fund ("Large Cap Value Fund") (collectively, the "Funds") are each a diversified open-end management investment company. Each Fund is a series of shares of beneficial interest of CRM Mutual Fund Trust (the "Trust"), which was organized as a Delaware statutory trust on March 30, 2005.

Cramer Rosenthal McGlynn, LLC ("CRM" or the "Adviser") is the investment adviser to each Fund. The Board of Trustees of the Trust (the "Board") provides broad supervision over the affairs of each Fund. Shares of the Funds are continuously sold by PFPC Distributors, Inc., the Funds' distributor (the "Distributor"). Shares may be purchased from the Distributor, or from a broker or other financial institution that has made contractual arrangements to offer the Fund (an "Intermediary").

                                 PRIOR HISTORY

CRM Small Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund were initially organized as series of "The CRM Funds", a separate Delaware statutory trust, and named "Small Cap Value Fund", "Mid Cap Value Fund" and "Large Cap Value Fund", respectively. Institutional and Investor shares of Small Cap Value Fund commenced operations on January 27, 1998. Institutional and Investor shares of Large Cap Value Fund commenced operations on August 25, 1998. Institutional shares of Mid Cap Value Fund commenced operations on January 6, 1998.

As of November 1, 1999, the Small Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund were reorganized as series of "WT Mutual Fund", a separate Delaware statutory trust, and re-named "CRM Small Cap Value Fund", "CRM Mid Cap Value Fund" and "CRM Large Cap Value Fund."

Investor shares of CRM Mid Cap Value Fund commenced operations on August 20, 2000. Institutional and Investor shares of CRM Small/Mid Cap Value Fund commenced operations on September 1, 2004.

In connection with a reorganization that is expected to occur on or about August 31, 2005, each Fund will receive all of the assets of the identically named corresponding series of WT Mutual Fund.

                              INVESTMENT OBJECTIVE

As its investment objective, each Fund seeks to achieve long-term capital appreciation. The investment objective of each Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to shareholders sixty days prior to implementing the change. If there is a change in a Fund's investment objective, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their financial positions and needs. There can, of course, be no assurance that the investment objective of a Fund will be achieved.

                         INVESTMENT STRATEGIES AND RISKS

Descriptions in the Prospectus and in this SAI of a particular investment practice or technique in which a Fund may engage or a financial instrument which a Fund may purchase are meant to describe the spectrum of investments that CRM, in its discretion, might, but is not required to, use in managing a Fund's portfolio assets. CRM may, in its discretion, at any time employ such practice, technique or instrument for one or more Funds but not necessarily for all Funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

The following supplements the information concerning the Funds' investment strategies and risks contained in the Prospectus and should only be read in conjunction therewith.

EQUITY AND EQUITY RELATED SECURITIES

The equity and equity-related securities in which the Funds may invest include common stocks, preferred stocks, convertible securities, and warrants.

Common Stock. The Funds invest primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Common stocks do not represent an obligation of the issuer, and do not offer the degree of protection of debt securities. The issuance of debt securities or preferred stock by an issuer will create prior claims which could adversely affect the rights of holders of common stock with respect to the assets of the issuer upon liquidation or bankruptcy.

Preferred Stock. Preferred stock offers a stated dividend rate payable from a corporation's earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Dividends on some preferred stock may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

Convertible Securities. The Funds may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's or S&P, or if unrated, are determined by the adviser to be of comparable quality. See Appendix A, "Description of Ratings." Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Fund's purchase of the security, CRM will determine whether it is in the best interest of a Fund to retain the security.

A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Warrants. Warrants are securities which permit, but do not obligate, their holder to subscribe for other securities. Warrants are subject to the same market risks as stocks, but may be more volatile in price. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. Because investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, warrants involve leverage and are considered speculative investments. At the time of issuance of a warrant, the cost is generally substantially less than the cost of the underlying security itself, and therefore, the investor is able to gain exposure to the underlying security with a relatively low capital investment. Price movements in the underlying security are generally magnified in the price movements of the warrant, although changes in the market value of the warrant may not necessarily correlate to the prices of the underlying security. In addition, a warrant ceases to have value if it is not exercised prior to its expiration date

DERIVATIVES

As a fundamental policy, no more than 15% of a Fund's total assets may be committed or exposed to derivative strategies. For purposes of this 15% investment limitation, derivative strategies include investments in options on securities and securities indices.

Options. A Fund may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Asset Coverage For Derivative Strategies. Each Fund will comply with guidelines established by the SEC with respect to coverage of derivate strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the derivative contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

DEBT SECURITIES

Under normal circumstances, each Fund may invest up to 20% of its assets in debt securities that are rated in the three highest categories by a NRSRO such as Moody's or S&P, or if unrated, are determined by CRM to be of comparable quality. Debt securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to interest rate risk (the risk that the market value of the securities will decline as a result of changes in market rates of interest). Interest rate risk will generally affect the price of a debt security more if the security has a longer maturity. These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity.

FOREIGN SECURITIES

Each Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs, EDRs and GDRs. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets.

Investors should recognize that investing in foreign securities involves special considerations which are not typically associated with investing in the securities of U.S. issuers. Investments in foreign securities may involve risks arising from (i) differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and illiquidity of certain foreign securities markets, different trading and settlement practices and less governmental supervision and regulation, (ii) changes in currency exchange rates, (iii) high and volatile rates of inflation, (iv) economic, social and political conditions such as wars, terrorism, civil unrest and uprisings, and (v) as with domestic multinational corporations, from fluctuating interest rates.

There may be less publicly-available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. Finally, in the event of a default in any such foreign obligations, it may be more difficult for a Fund to obtain or enforce a judgment against the issuers of such obligations.

Other investment risks associated with foreign securities include the possible imposition of foreign withholding taxes on certain amounts of a Fund's income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by a Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian's bankruptcy.

There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the Fund's ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from `securities related activities,' as defined by the rules thereunder. These provisions may also restrict the Fund's investments in certain foreign banks and other financial institutions.

Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement or other problems could result in periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause a Fund to forego attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Rules adopted under the 1940 Act permit the Funds to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be `eligible sub-custodians,' as defined in the 1940 Act, for the Funds, in which event the Funds may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or which may result in the Funds' incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Funds may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

Depositary Receipts. American Depositary Receipts ("ADRs") as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

ILLIQUID SECURITIES

Each Fund may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund's books. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to CRM, pursuant to guidelines approved by the Board. CRM will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by CRM to the Board.

RESTRICTED SECURITIES

Each Fund is permitted to invest in restricted securities. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. Each Fund may invest up to 15% of its net assets in illiquid securities. Restricted securities are generally considered to be illiquid securities, provided that restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined, pursuant to the guidelines established by the Board, by CRM to be liquid are not subject to this limitation. In accordance with the guidelines, CRM will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades.

SECURITIES LENDING

Each Fund may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Funds exceeds one-third of the value of the Fund's total assets taken at fair market value. A Fund will earn interest on the investment of the cash collateral. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. Either party upon reasonable notice to the other party may terminate any loan.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by CRM. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund's investment limitations.

SHORT SALES

Each Fund may establish short positions in specific securities or securities indices through short sales or in investments in a variety of derivative instruments. A Fund's use of short sales involves additional investment risks and transaction costs. While short sales can be used to further a Fund's investment objective, under certain market conditions, they can increase the volatility of the Fund and decrease the liquidity of the Fund. If a Fund uses short sales at inappropriate times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund's potential loss from an uncovered short position in an equity security or security index resulting from a short sale is unlimited. A Fund also could experience losses if these investment techniques were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS

The Fund may invest in investment company securities, including exchange traded funds ("ETFs"). Such investments are subject to limitations prescribed by the 1940 Act unless an SEC exemption is applicable. These limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund's total assets would be invested in investment companies. As a shareholder in an investment company, a Fund would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.

CASH MANAGEMENT

Each Fund may invest in cash and cash equivalents, including high quality money market instruments and money market funds in order to manage cash flow. Certain of these instruments are described below.

Money Market Funds. Each Fund may invest in the securities of money market mutual funds within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). See also "Investment Company Securities and Exchange Traded Funds" above.

U.S. Government Obligations. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Commercial Paper. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by CRM to be of comparable quality.

Bank Obligations. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States. Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

      Bankers' acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

      Certificates of Deposit. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New
      York).

      Time Deposits. Time deposits are bank deposits for fixed periods of time.

FUNDAMENTAL INVESTMENT RESTRICTIONS

Except as otherwise provided, each of the Fund's have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or redemptions of shares will not be considered a violation of the limitation. None of the Funds have been granted exemptive orders from the Securities and Exchange Commission under the 1940 Act.

Each Fund will not, as a matter of fundamental policy:

1. commit nor expose more than 15% of its total assets to derivative strategies;

2. purchase the securities of any one issuer, if as a result, more than 5% of a Fund's total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) a Fund may invest up to 25% of its total assets without regard to these limitations and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3. purchase securities of any issuer if, as a result, more than 25% of a Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, however this limitation does not apply to investments in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

4. borrow money, however a Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund's assets;

5. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

6. underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

7. purchase or sell real estate. A Fund may not invest in any interest in real estate except securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein;

8. purchase or sell physical commodities. A Fund is restricted from purchasing or selling contracts, options or options on contracts to purchase or sell physical commodities; and

9. issue senior securities, except to the extent permitted by the 1940 Act, however, each Fund may borrow money subject to its investment limitation on borrowing.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.

PORTFOLIO TURNOVER

Each Fund's portfolio turnover rate for the past five years of its operations is set forth in the Prospectus under the table entitled "Financial Highlights."

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy governing disclosure of the Funds' portfolio holdings (the "Portfolio Holdings Disclosure Policy" or the "Policy"). Non-public information about the portfolio holdings of the Funds cannot be shared with financial consultants, investors and potential investors (whether individual or institutional), or other third parties except in accordance with the Policy. The Policy allows the Funds to disclose to third parties non-public information on their securities positions only as follows:

1. The Funds may release non-public portfolio holdings information in the following circumstances:

      (a) The top ten securities of a Fund, current as of quarter-end, and the individual size of each such security position may be released at any time following quarter end with simultaneous public disclosure of this information via the Funds' website at least one day prior to the release.

      (b) A Fund's (i) top ten securities positions (including the aggregate but not individual size of such positions), (ii) sector weightings, and (iii) performance attribution may be released at any time with public disclosure of this information via the Funds' website at least one day prior to the release.

      (c) A list of securities (that may include Fund holdings together with other securities) being researched or owned by the Funds' Advisor (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

      (d) A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

2. The Funds may release non-public portfolio holdings information to their custodian, administrator, transfer agent, distributor, sub-custodian, auditors, or legal counsel or to a proxy voting provider, rating agency, or other vendor or service provider as may be necessary or appropriate for these parties to provide services to the Funds, subject to contractual, legal or other confidentiality restrictions prohibiting the recipient from sharing such non-public information with an unauthorized source or trading (including such recipient's employees) upon the information so provided.

3. The Funds may release non-public information on their securities holdings to any party to the extent required by laws, regulations, exchange rules, self-regulatory organization rules, or court or governmental orders that apply to the Funds or their respective service providers. Prompt notice of any such release shall be provided to the Funds' Chief Compliance Officer.

4. The Funds may release non-public information on their securities holdings to such other parties and on such other bases as may be approved by both the President and the Chief Compliance Officer of the Funds, provided (a) the President and Chief Compliance Officer of the Fund determine that such disclosures are in the best interest of the Fund's shareholders, (b) the Board is notified of the disclosure at their next regularly scheduled meeting; (c) the Funds or their service providers have legitimate business purposes for these disclosures; (d) the recipients are subject to a duty of confidentiality, including a duty not to trade, relating to the non-public information released; and (e) no payment is made to any service provider of the Funds in consideration of the release.

The Portfolio Holdings Disclosure Policy is binding upon the officers of the Funds and each of the Funds' third party service providers, including the Adviser, the Distributor, the custodian, the transfer agent, and the auditors. The Policy does not require disclosure of information on portfolio holdings and does not limit any disclosures of information on portfolio holdings that has been or is concurrently being disclosed in a publicly available filing with the SEC. The Policy does not restrict the disclosure of portfolio holdings of separate accounts or investment funds (other than the Funds) managed by CRM. The Chief Compliance Officer shall be responsible for resolving any conflicts of interest between the Fund shareholders on one hand, and the Fund's vendors or service providers on the other, provided that the Chief Compliance Officer shall submit any conflict between the Adviser and the Fund shareholders to the Board of Trustees for resolution. The Board of Trustees of the Fund shall review the Portfolio Holdings Disclosure Policy on a periodic basis, and receives reports from the Chief Compliance Officer of any material violations of the Policy on a quarterly basis.

The chart below identifies each party that in the normal course of business receives from the Fund non-public portfolio holdings information of the Funds, the frequency at which that information is received, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to such party.

     RECIPIENT OF PORTFOLIO                   FREQUENCY OF PORTFOLIO                  TIME LAG BETWEEN DATE OF
          INFORMATION                          INFORMATION RECEIVED                  INFORMATION AND DISCLOSURE
----------------------------------    -------------------------------------    ------------------------------------
Cramer Rosenthal McGlynn, LLC         Continuously provided on a daily         None
(Adviser)                             basis

Ernst & Young LLP (independent        During the annual audit of the           Typically 10 days, but in certain
registered public accounting firm)    Fund's financial statements and tax      circumstances there could be no time
                                      reviews                                  lag

PFPC Trust Company (Custodian)        Daily access to portfolio holdings       None

PFPC Inc.(Administrator and           Daily access to portfolio holdings       None
Accounting Agent)

Bowne & Co. (Printer)                 Quarterly                                Typically 10 business days

Bingham McCutchen LLP (counsel)       Quarterly                                Typically 30 business days

Non-Interested Trustees               Quarterly                                Typically 30 business days

Institutional Shareholder Services    Daily access to portfolio holdings       None
(Proxy Voting Provider)

Morningstar (Ratings Agency)          Quarterly                                Typically 60 business days

                                   MANAGEMENT

The Funds are supervised by the Board. The Board is responsible for the general oversight of the Funds, including general supervision and review of the Funds' investment activities. The Board, in turn, elects the officers who are responsible for administering the Funds' day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Funds as defined in the 1940 Act. Each trustee and officer of the Funds noted as an interested person is interested by virtue of that individual's position with CRM or PFPC, as described in the table below. Each trustee serves during the continued lifetime of the Funds or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Funds, their ages, their principal occupations during the past five years, the number of CRM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is c/o Carlos Leal, 520 Madison Avenue, 32nd Floor, New York, New York 10022.

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                                                                          IN          OTHER BOARD
                                                                                         FUND         MEMBERSHIPS
                      POSITION(s)     LENGTH                                            COMPLEX         HELD BY
                       HELD WITH     OF TIME          PRINCIPAL OCCUPATION(s)         OVERSEEN BY   TRUSTEE DURING
  NAME AND AGE           FUND         SERVED          DURING PAST FIVE YEARS            TRUSTEE     PAST FIVE YEARS
------------------   -------------   -------   ------------------------------------   -----------   ---------------
INTERESTED
TRUSTEES:

Carlos Leal, 39*                      June     Senior Vice President, Secretary and        4            None
                     Trustee          2005     Chief Financial Officer, CRM (since
                                               1999); Chief Financial Officer and
                                               Secretary, CRM Alternatives, Inc.
                                               (investment management) (since
                                               2001); Director, CRM U.S. Value
                                               Fund, Ltd (investment management).

NON-INTERESTED
TRUSTEES

                     Trustee          June     Private Investor (since January             4            None
Louis Ferrante, 45                    2005     2005); Vice President and Co-Chief
                                               Investment Officer, Citigroup
                                               Pension Fund (financial
                                               services)(since 1998)

Louis Klein, Jr.,    Trustee          June                                                 4        Trustee, WT
70                                    2005     Self-employed financial consultant                   Mutual Fund
                                               since 1991.                                          (since June
                                                                                                    1999); Trustee
                                                                                                    WT Investment
                                                                                                    Trust I (since
                                                                                                    2000); WHX
                                                                                                    Corporation
                                                                                                    (industrial
                                                                                                    manufacturer).

                     Trustee          June     Managing Partner, Mariemont Holdings        4        Director, WT
Clement C. Moore,                     2005     (real estate)(since 1980);                           Mutual Fund
II, 60                                         President, Kenwood Galleria (since                   (since 1999)
                                               1980).                                               and
                                                                                                    WT
                                                                                                    Investment
                                                                                                    Trust
                                                                                                    I
                                                                                                    (since
                                                                                                    2000)

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                                                                          IN          OTHER BOARD
                                                                                         FUND         MEMBERSHIPS
                      POSITION(s)     LENGTH                                            COMPLEX         HELD BY
                       HELD WITH     OF TIME          PRINCIPAL OCCUPATION(s)         OVERSEEN BY   TRUSTEE DURING
  NAME AND AGE           FUND         SERVED          DURING PAST FIVE YEARS            TRUSTEE     PAST FIVE YEARS
------------------   -------------   -------   ------------------------------------   -----------   ---------------
OFFICERS
Ronald H. McGlynn,                   June      Chairman, Chief Executive Officer,        N/A        N/A
62*                  President and   2005      CRM (Chairman since 2005, CEO since
                     Chief                     1998); President and Chief Executive
                     Executive                 Officer, Cramer, Rosenthal, McGlynn,
                     Officer                   Inc. (investment management) (since
                                               1996), CRM Investors, Inc.
                                               (investment management)(since 1990),
                                               and CRM Alternatives, Inc.
                                               (investment management)(since 2001);
                                               former President, CRM (from
                                               1998-2005).

Carlos Leal, 39*     Treasurer and   June      Senior Vice President, Secretary and      N/A        N/A
                     Chief           2005      Chief Financial Officer, CRM (since
                     Financial                 1999); Chief Financial Officer and
                     Officer                   Secretary, CRM Alternatives, Inc.
                                               (investment management) (since 2001);
                                               Director, CRM U.S. Value Fund, Ltd
                                               (investment fund); Officer and
                                               Vice-President, WT Mutual Fund and
                                               WT Investment Trust I (since
                                               April 2005).

Elizabeth Coley,     Secretary                 Chief Legal Officer and Chief             N/A        N/A
44*                                  June      Compliance Officer, CRM, Cramer,
                                     2005      Rosenthal, McGlynn, Inc, CRM
                                               Equities, LLC, CRM Investors, Inc.,
                                               CRM Alternatives, Inc. (investment
                                               management) (each since 2002);
                                               Director, CRM U.S. Value Fund, Ltd.
                                               (investment fund) (since 2003);
                                               former counsel, Instinet Corporation
                                               (global agency broker)(from
                                               1999-2001).

The Trust has a standing Trustees Committee. The members of the Trustees Committee are each of the Non-Interested Trustees of the Trust. The responsibilities of the Trustee Committee are to:

      (1) perform the specific tasks assigned to Non-Interested Trustees pursuant to the 1940 Act, including annual consideration of the investment management contracts and service plans with respect to each of the Funds;

      (2)   nominate Non-Interested Trustees of the Trust;

      (3) oversee the accounting and financial reporting processes of the Funds and their internal controls over financial reporting, and as the Trustees Committee deems appropriate, inquire into the internal control over financial reporting of the service providers to the Funds;

      (4) oversee the quality and integrity of financial statements of the Funds and the independent audit thereof;

      (5) pre-approve the engagement of the independent accountants for the Funds and, in connection therewith, to review and evaluate the qualifications, independence and performance of the independent accountants and approve audit and non-audit services to be provided by the independent accountants to the Funds and certain other affiliated parties;

      (6)   act as a liaison between the independent accountants and the Board;

      (7) review on a periodic basis the governance structures and procedures of the Funds;

      (8) review proposed resolutions of conflicts of interest that may arise in the business of the Fund, and may have an impact on the investors in the Funds;

      (9) review and consider matters that are reported to the Trustees Committee under the Sarbanes Oxley Code of Ethics of the Trust;

      (10) review matters that are referred to the Trustees Committee by the Chief Legal Officer or other counsel to the Trust pursuant to the SEC Standards of Professional Conduct for Attorneys; and

      (11) meet no less frequently than annually with the Chief Compliance Officer of the Trust pursuant to Rule 38a-1 of the 1940 Act and consider any compliance matters referred to the Trustees Committee by the Chief Compliance Officer;

      (12) review and consider the appointment and compensation of the Chief Compliance Officer and any proposal to remove the Chief Compliance Officer; and

      (13)  provide general oversight of the Funds on behalf of investors.

The Trust is newly organized and, as a result the Trustees Committees of the Trust did not meet during the fiscal year ended June 30, 3004. The Trustees Committee does not have a formal policy for considering nominees for the position of Trustee recommended by investors. Nonetheless, the Trustees Committee may on an informal basis consider any investor recommendations of possible Trustees that are received.

The Trust has a standing Valuation Committee. The members of the Valuation Committee are the Chief Financial Officer and the Non-Interested Trustees of the Trust. The Committee is responsible for performing the functions assigned to the Committee in the Pricing and Fair Valuation Procedures of the Trust. In addition, the Valuation Committee has the authority to take any other action that the Committee determines to be necessary or convenient in connection with properly determining the value of the assets of the Trust. The Trust is newly organized and, as a result the Trustees Committees of the Trust did not meet during the fiscal year ended June 30, 3004.

As described in "Prior History", in connection with a reorganization that is expected to occur on or about August 31, 2005, each Fund will receive all of the assets of an identically named corresponding series of WT Mutual Fund Trust, a Delaware Statutory Trust (such corresponding series, a "Predecessor Fund"). The following table shows the Trustees' ownership of each Predecessor Fund and the aggregate ownership of all of the Predecessor Funds as of December 31, 2004. Louis Klein, Jr. and Clement C. Moore, II, were Trustees of the Predecessor Funds as of December 31, 2004.

NAME OF TRUSTEE                            DOLLAR RANGE OF   DOLLAR RANGE
                          DOLLAR RANGE OF       EQUITY         OF EQUITY
                              EQUITY        SECURITIES IN    SECURITIES IN   DOLLAR RANGE OF     AGGREGATE DOLLAR
                           SECURITIES IN   THE PREDECESSOR        THE       EQUITY SECURITIES    RANGE OF EQUITY
                          THE PREDECESSOR       TO THE      PREDECESSOR TO  IN THE PREDECESSOR  SECURITIES IN ALL
                         TO THE SMALL CAP   SMALL/MID CAP     THE MID CAP    TO THE LARGE CAP         OF THE
                             VALUE FUND       VALUE FUND      VALUE FUND        VALUE FUND      PREDECESSOR FUNDS
INTERESTED TRUSTEES
Carlos A. Leal                   None        $1-$10,000        $10,001-              None           $10,001-
                                                               $ 50,000                             $ 50,000

NON-INTERESTED TRUSTEES
Louis Ferrante                   None              None            None              None               None
Louis Klein, Jr.             $10,001-              None        $10,001-          $10,001-               Over
                             $ 50,000                          $ 50,000          $ 50,000           $100,000

Clement C. Moore, II             Over              None            Over              None               Over
                             $ 100,00                          $100,000                             $100,000

As of December 31, 2004, none of the Non-Interested Trustees (or their immediate family members) held an ownership interest in CRM or the Distributor or in any person directly or indirectly controlling, controlled by, or under common control with such entities.

The compensation paid to each Trustee by each Fund and the aggregate compensation paid to each Trustee by the Fund Complex for the fiscal year ended June 30, 2006 is expected to be:

                                                                               PENSION OR
                                     AGGREGATE                                 RETIREMENT
                                   COMPENSATION    AGGREGATE     AGGREGATE      BENEFITS                       TOTAL
                      AGGREGATE      FROM THE    COMPENSATION  COMPENSATION    ACCRUED AS      ESTIMATED    COMPENSATION
                    COMPENSATION     SMALL/MID   FROM THE MID    FROM THE     PART OF THE       ANNUAL     FROM THE FUNDS
                   FROM THE SMALL    CAP VALUE     CAP VALUE     LARGE CAP        FUND      BENEFITS UPON   AND THE FUND
                   CAP VALUE FUND      FUND          FUND       VALUE FUND      EXPENSES      RETIREMENT       COMPLEX
  INTERESTED
  TRUSTEES:

 Carlos Leal             N/A            N/A           N/A           N/A           None           None           None

 NON-INTERESTED
TRUSTEES:

 Louis Ferrante        $10,000        $10,000       $10,000       $10,000         None           None         $40,000
 Louis Klein, Jr.      $10,000        $10,000       $10,000       $10,000         None           None         $40,000
 Clement C.            $10,000        $10,000       $10,000       $10,000         None           None         $40,000
Moore, II

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Trust and CRM have adopted Codes of Ethics. The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among CRM and the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.

Under the Code of Ethics adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Code of Ethics adopted by CRM, personal trading is subject to pre-clearance and other conditions set forth in its Code.

On an annual basis or whenever deemed necessary, the Board reviews reports regarding the Codes of Ethics relative to the Trust, including information about any material violations of the Codes. The Codes are publicly available as exhibits to the Trust's registration statement filed with the SEC.

                             PROXY VOTING POLICIES

The Board has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Fund to CRM, subject to the Board's continuing oversight. In exercising its voting obligations, CRM is guided by general fiduciary principles. It must act prudently, solely in the interest of a Fund, and for the purpose of providing benefits to such Fund. CRM will consider the factors that could affect the value of a Fund's investment in its determination on a vote.

CRM has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. CRM's proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, CRM's proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, CRM will submit a separate report to the Board indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. CRM's proxy voting policies and procedures are attached herewith as Appendix B.

Each Fund's proxy voting record as of June 30 th is available: (i) without charge, upon request by calling 1-800-CRM-2883; and (ii) on the SEC's website at WWW.SEC.GOV.

               CONTROL PERSONS AND PRINCIPLE HOLDERS OF SECURITIES

Prior to the date of this SAI and the reorganization of each the Funds, CRM owned 100% of the outstanding voting securities of each of the Funds. Prior to the date of this SAI, the officers and Trustees of the Funds owned individually and together less than 1% of each Fund's outstanding shares.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISER

Cramer Rosenthal McGlynn, LLC ("CRM" or the "Adviser"), 520 Madison Avenue, 32nd Floor, New York, New York 10022, serves as investment adviser to each Fund. CRM and its predecessors have managed investments in small, medium and large capitalization companies for over 30 years. CRM is 22.76% owned by Cramer, Rosenthal, McGlynn, Inc. ("CRM, Inc."), the controlling member of CRM. All shareholders of CRM, Inc. are senior officers of CRM. CRM is registered as an investment adviser with the SEC. WT Investments, a subsidiary of Wilmington Trust Corporation, owns 77.24% of CRM and thus has a controlling interest in CRM. Several affiliates of CRM are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company and Balentine & Company LLC, subsidiaries of Wilmington Trust, are registered investment advisers and broker-dealers. Roxbury Capital Management ("Roxbury") is a registered investment adviser. Wilmington Trust Corporation has a controlling interest in Roxbury.

Under the Investment Advisory Agreement between the Trust, on behalf of the Funds, and CRM:

      (i) the Small Cap Value Fund, the Small/Mid Cap Value Fund and the Mid Cap Value Fund each pay a monthly advisory fee to CRM at the annual rate of 0.75% of the Fund's first $1 billion of average daily net assets; 0.70% of the Fund's next $1 billion of average daily net assets; and 0.65% of the Fund's average daily net assets over $2 billion; and

      (iii) the Large Cap Value Fund pays a monthly advisory fee to CRM at the annual rate of 0.55% of the Fund's first $1 billion of average daily net assets; 0.50% of the Fund's next $1 billion of average daily net assets; and 0.45% of the Fund's average daily net assets over $2 billion.

CRM has a contractual obligation to waive a portion of its fees through November 1, 2010 for each of the Small Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund and through November 1, 2007 for the Small/Mid Cap Value Fund, and assume certain expenses of the each Fund to the extent that total annual operating expenses exceed 1.25% of the average daily net assets of the Institutional Shares and 1.50% of the average daily net assets of the Investor Shares.

Advisory Services. Under the terms of the Investment Advisory Agreement, CRM agrees to: (a) direct the investments of each Fund, subject to and in accordance with such Fund's investment objective, policies and limitations set forth in the Fund's Prospectus and this SAI;

(b) purchase and sell for each Fund, securities and other investments consistent with such Fund's objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds;
(d) pay the salaries of all personnel of the Funds and CRM performing services relating to research, statistical and investment activities on behalf of the Funds; (e) make available and provide such information as the Funds and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Funds for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, CRM agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with a Fund. The Trust and/or CRM may at any time or times, upon approval by the Board, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that CRM shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement. The salaries of any officers and the Interested Trustees of the Trust who are affiliated with CRM and the salaries of all personnel of CRM performing services for each Fund relating to research, statistical and investment activities are paid by CRM.

In determining whether to approve the proposed Investment Advisory Agreement, the Board, including all of the Non-Interested Trustees, reviewed and considered, among other items: (1) a memorandum from counsel setting forth the Board's fiduciary duties under the 1940 Act and Delaware law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement;
(2) reports comparing the performance of the predecessor to each Fund to the performance of its applicable benchmark index and other mutual funds; and (3) a report comparing each Fund's proposed advisory fees and anticipated expenses to those of other mutual funds. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by the Adviser that described: (i) the nature, extent and quality of the Adviser's services provided to the Funds' predecessors and proposed to be provided to the Funds;
(ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management; (v) the Adviser's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the proposed advisory fee arrangements with the Adviser and other advisory accounts with similar investment objectives and strategies managed by the Adviser; (vii) the Adviser's compliance procedures; and (viii) an analysis of the expected profits of the Adviser related to its proposed services to the Funds.

After discussion, the Board, including all of the Non-Interested Trustees, concluded that the Adviser had the capabilities, resources, and personnel necessary to advise the Funds, and based on the services that the Adviser proposes to provide to the Funds pursuant to the Investment Advisory Agreement and the expenses the Adviser estimates it will incur in the performance of such services, the proposed compensation payable to the Adviser is fair and equitable.

In reaching these conclusions, the Board did not identify any single factor as determinative or controlling. Among the factors considered, the Board examined the nature, extent and quality of services provided to the predecessors to the Funds by the Adviser, and the quality of the Adviser's professional portfolio management team. Messrs. Klein and Moore discussed their experience with the Adviser as Trustees of the Funds' predecessors. The Board members noted that the Adviser had consistently demonstrated its commitment to the interests of the predecessor Funds' shareholders, communicated well with the Board of the predecessor Funds, and cooperated in all respects to the Board's requests for information. The Board noted its confidence in the Adviser's compliance programs. The Board discussed the experience and qualifications of the Adviser's investment management teams.

In reaching these conclusions, the Board considered the advisory fee proposed to be paid by each Fund and the comparative cost of advisory fees being paid by other mutual funds. The Board noted that based on the information provided, the proposed investment advisory fee for each of the Small Cap Value, Small/Mid Cap Value and Mid Cap Value Funds of 0.75% of each Fund's average daily net assets up to and including $1 billion, 0.70% of each Fund's average daily net assets over $1 billion and up to and including $2 billion, and 0.65% of each Fund's average daily net assets over $2 billion, was reasonable compared to the fees paid by other mutual funds as presented in the materials. The Board also noted that based on the information provided, the proposed investment advisory fee of 0.55% of the Large Cap Value Fund's average daily net assets up to and including $1 billion, 0.50% of the Large Cap Value Fund's average daily net assets over $1 billion and up to and including $2 billion, and 0.45% of the Large Cap Value Fund's average daily net assets over $2 billion, was reasonable compared to the fees paid by other mutual funds as presented in the materials. The Board also considered that the level of each proposed advisory fee is reasonable as compared to other advisory accounts with similar investment objectives and strategies managed by the Adviser.

The Board also considered the proposed net annual operating expenses to be paid by each class of each Fund and the total annual operating expenses of other comparable funds. The Board considered the Adviser's willingness under a proposed expense limitation agreement between the Adviser and the Funds to waive a portion of its fees and assume certain Fund expenses, with respect to the Small Cap Value, Mid Cap Value and Large Cap Value Funds through November 1, 2010, and with respect to the Small/Mid Cap Value Fund through November 1, 2007, to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed, with respect to Investor Shares, 1.50% of the average daily net assets of each Fund, and with respect to Institutional Shares, 1.25% of the average daily net assets of each Fund. The Board noted that, based on the information provided, the proposed net annual operating expenses of 1.50% of the average daily net assets of the Investor Shares and 1.25% of the average daily net assets of the Institutional Shares of each Fund, were reasonable compared to the fees paid by comparable funds as presented in the materials.

The Board considered the investment performance of each Fund's predecessor series. The Board discussed the information presented in the Board materials which compared each predecessor's performance against a benchmark index and other mutual funds with similar objectives identified by the Adviser from data provided by an independent rating and ranking organization. The Board noted that the predecessor Small Cap Value Fund has outperformed its benchmark index and has comparable performance to other mutual funds with similar objectives since its inception, and determined that the investment performance of the predecessor Small Cap Value Fund since inception together with the Adviser's experience in value investing supported approval of the Adviser's proposed investment advisory fee. The

Board noted that the predecessor Small/Mid Cap Value Fund commenced operations in September 2004 and has achieved comparable performance to its benchmark index in a difficult market, and determined that the predecessor Fund's competitive investment performance supported approval of the Adviser's proposed investment advisory fee. The Board noted that the predecessor Mid Cap Value Fund has outperformed its benchmark index and other mutual funds with similar objectives since its inception, and determined that the investment performance of the predecessor Mid Cap Value Fund supported approval of the Adviser's proposed investment advisory fee. The Board noted that the predecessor Large Cap Value Fund has underperformed its benchmark index and other mutual funds with similar objectives since its inception, but noted that the predecessor Large Cap Value Fund's performance has improved over the one year ended March 31, 2005, and determined that its confidence in the Adviser's investment approach supported approval of the Adviser's proposed investment advisory fee.

The Board also analyzed the Adviser's expected profits in relation to the Funds, and determined that, based on the data provided, the expected profit to the Adviser for investment advisory services based on the proposed fees was reasonable. The Board noted that the benefits derived by the Adviser from managing the Funds, including how it uses soft dollars, the ways in which it conducts portfolio transactions for the Funds and selects brokers, were reasonable. The Board noted that the proposed investment advisory fees would enable each Fund to realize economies of scale for the benefit of Fund shareholders as the Funds grow.

Based on the foregoing considerations, the Board, including all of the Non-Interested Trustees, determined that the terms of Investment Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders and also concluded that the proposed fees are fair and reasonable.

Fees. Prior to July 1, 2005, each Predecessor Fund was a feeder fund that invested substantially all of its assets in a master fund with the same investment objectives and policies: Small Cap Value Fund invested substantially all of its investable assets in Small Cap Value Series; Small/Mid Cap Value Fund invested substantially all of its investable assets in Small/Mid Cap Value Series; Mid Cap Value Fund invested substantially all of its investable assets in Mid Cap Value Series; and Large Cap Value Fund invested substantially all of its investable assets in Large Cap Value Series (such series, collectively with the Small Cap Value Series, the Small/Mid Cap Value Series and the Mid Cap Value Series (the "Predecessor Master Funds"). Each Predecessor Master Fund was advised by CRM. For the past three fiscal years, under prior investment advisory agreements relating Predecessor Master Funds, CRM received the following fees:

                               FISCAL YEAR ENDED 6/30/04     FISCAL YEAR ENDED 6/30/03    FISCAL YEAR ENDED 6/30/02
                               -------------------------     -------------------------    -------------------------
SMALL CAP VALUE SERIES                 $4,040,536                   $2,457,745                    $2,579,092
MID CAP VALUE SERIES                   $2,065,606                   $1,015,210                    $  629,680
LARGE CAP VALUE SERIES                 $  345,225                   $  260,508                    $  425,733

The Small/Mid Cap Value Series was not operational as of June 30, 2004.

During the past three fiscal years, CRM had a contractual obligation to waive a portion of its advisory fees attributable to the Predecessor Master Funds and to assume certain expenses of the predecessor of each of the CRM Small Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund. In accordance with this contractual obligation CRM reimbursed the following fees to the predecessor of each of the CRM Small Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund:

                               FISCAL YEAR ENDED 6/30/04     FISCAL YEAR ENDED 6/30/03    FISCAL YEAR ENDED 6/30/02
                               -------------------------     -------------------------    -------------------------
PREDECESSOR TO THE SMALL                 $    0                       $     0                      $     0
CAP VALUE FUND

PREDECESSOR TO THE MID CAP               $    0                       $     0                      $     0
VALUE FUND

PREDECESSOR TO THE LARGE                 $4,447                       $30,412                      $10,402
CAP VALUE FUND

There is no provision in the Investment Advisory Agreement or Expense Limitation Agreement whereby CRM may recapture fees previously waived or expenses reimbursed with respect to the Funds.

PORTFOLIO MANAGERS

The day-to-day management of each Fund is shared by a team of individuals employed by CRM. Ronald McGlynn, Chairman & CEO and Jay Abramson, President & CIO are responsible for the overall management of each Fund. The investment research team for all of the Funds consists of fifteen individuals, with an average of sixteen years investment experience. The portfolio managers who have responsibility for the day-to-day management of each Fund are set forth below.

SMALL CAP VALUE FUND. James Stoeffel and Terry Lally are co-leaders of the team responsible for the management of the Small Cap Value Fund.

SMALL/MID CAP VALUE FUND. Carl Brown and Brendan Hartman are co-leaders of the team responsible for the management of the Small/Mid Cap Value Fund.

MID CAP VALUE FUND. Jay Abramson and Robert Rewey are co-leaders of the team responsible for the management of the Mid Cap Value Fund.

LARGE CAP VALUE FUND. David Tillson and Kevin Chin are co-leaders of the team responsible for the management of the Large Cap Value Fund.

Other Accounts Managed by Portfolio Managers. The following tables identify, for each portfolio manager listed above as of December 31, 2004, the number of accounts (excluding the Fund which he or she manages) for which he or she has day-to-day management responsibilities, and the total assets in such accounts, within each of the following categories: registered investment companies and other accounts. None of these accounts are assessed a performance-based advisory fee. None of the portfolio managers serve as a portfolio manager for any unregistered pooled investment vehicle.

                       REGISTERED INVESTMENT COMPANIES
PORTFOLIO MANAGER                 ("RICS")                                    OTHER ACCOUNTS
James Stoeffel        No other RICs                         38 other accounts with $752,048,573 in total
                                                            assets under management.

Terry Lally           No other RICs                         38 other accounts with $752,048,573 in total
                                                            assets under management.

Carl Brown            Two other RICs with                   92 other accounts with $1,533,873,142 in
                      $414,629,512 in total assets          total assets under management.
                      under management.

Brendan Hartman       Two other RICs with                   92 other accounts with $1,533,873,142 in
                      $414,629,512 in total assets          total assets under management.
                      under management.

Jay Abramson          One other RIC with $414,745,178       36 other accounts with $873,959,290 in total
                      in total assets under management.     assets under management.

Robert Rewey          One Other RIC with $414,745,178       36 other accounts with $873,959,290 in total
                      in total assets under management.     assets under management.

David Tillson         No other RICs                         105 other accounts with $331,977,017 in total
                                                            assets under management.

Kevin Chin            No other RICs                         105 other accounts with $331,977,017 in total
                                                            assets under management.

Compensation of CRM Portfolio Managers. CRM's portfolio managers are generally responsible for multiple accounts with similar investment strategies. For example, the managers of CRM's mid cap value investment strategy are responsible for investment decisions for registered investment companies and separately-managed institutional accounts that pursue a mid cap value investment strategy. Portfolio mangers are compensated on portfolio management of the aggregate group of similar accounts rather than for a specific account.

The compensation package for portfolio managers consists of several components: base pay, annual incentive and long-term incentive. The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager's contribution to CRM's success.

The annual incentive plan provides cash bonuses dependent on portfolio performance and individual contributions. The most significant portion of the bonus is determined based on the aggregate portfolio pre-tax performance results over one, two and three year periods relative to peer groups and benchmarks, and the remaining portion is based on certain qualitative factors discussed below.

For purposes of determining a portfolio manager's bonus, the appropriate Fund's benchmark is used. The benchmark used to determine the bonuses of the portfolio managers of the Small Cap Value Fund is the Russell 2000 Value Index. The benchmark used to determine the bonuses of the portfolio managers of the Small/Mid Cap Value Fund is the Russell 2500 Value Index. The benchmark used to determine the bonuses of the portfolio managers of the Mid Cap Value Fund is the Russell Midcap Value Index. The benchmark used to determine the bonuses of the portfolio managers of the Large Cap Value Fund is the Russell 1000 Value Index.

Bonuses for portfolio managers vary depending on the scope of accountability and experience level of the individual portfolio manager. An individual's bonus is based upon relative performance of their assigned portfolios compared to a peer group and benchmark, and is generally geared to rewarding top quartile performance on a trailing three-year basis. Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered.

The long-term incentive plan provides an opportunity for experienced portfolio managers and other key contributors to CRM to be rewarded in the future depending on the achievement of financial goals and value creation. The plan, which is comprised of a profit-sharing component and option program, was created as a means of more closely aligning the interests of CRM professionals with that of the firm. The size of actual awards varies. The profit-sharing plan is based on the income of the firm. Option awards are comprised of member options in CRM. The value of the stock options is dependent upon CRM's underlying valuation, as well as the exercise price. Options generally vest over a three-year period.

Material Conflicts of Interest. Material conflicts of interest may arise when a Fund's portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above. These potential conflicts include:

      Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies. CRM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.

      Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may need to be divided among those funds or accounts, which may limit a Fund's ability to take full advantage of the investment opportunity. To deal with these situations, CRM has adopted procedures for a trade allocation procedure for allocating limited investment opportunities across multiple funds and accounts.

      Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts. To help avoid these types of conflicts, CRM generally appoints separate advisory personnel to make investment decisions for long products, such as the Funds, and long/short products, such as hedge funds. In addition, each portfolio manager is subject to CRM's Conflict of Interest Policy.

      Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. To address these types of conflicts, CRM has adopted best execution and soft dollar policies governing a portfolio manager's selection of brokers and dealers and his or her use of research services.

      Variation in Compensation. A conflict of interest may arise where the management fee structure differs among funds and/or accounts, such as where certain funds or accounts pay higher management fees or performance-based management fees. In such cases, the portfolio manager might be motivated to devote more attention to, or otherwise favor, more profitable funds and/or accounts. To help address these types of conflicts, CRM has adopted a Code of Ethics and Conflicts of Interest Policy.

      Proprietary Investments. CRM and/or its affiliates may have substantial personal or proprietary investments in some of the accounts managed by a portfolio manager. A portfolio manager might be motivated to favor funds and/or accounts in which he or she, or his or her colleagues, has an interest or in which CRM and/or its affiliates have interests. However, each portfolio manger is subject to CRM's Code of Ethics policy governing personal securities transactions in which portfolio managers engage.

      Other Factors. Several other factors, including the desire to maintain or increase assets under the Adviser's management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to some funds and/or accounts. To help address these types of conflicts, CRM has adopted a Code of Ethics and Conflicts of Interest Policy.

As discussed above CRM and the Funds have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for CRM and the individuals that it employs. However, there is no guarantee that the policies and procedures adopted by CRM and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

PORTFOLIO MANAGER SECURITY OWNERSHIP. The following table shows each portfolio manager's ownership of securities of the Fund that he or she manages as of July 26, 2005.



                                                        DOLLAR RANGE OF EQUITY
NAME OF PORTFOLIO MANAGER           FUND               SECURITIES IN THE  FUND
Ronald McGlynn             Small Cap Value Fund          Over $1,000,000
                           Small/Mid Cap Value Fund     $500,001-$1,000,000
                           Mid Cap Value Fund            Over $1,000,000
                           Large Cap Value Fund         $500,001-$1,000,000

Jay Abramson               Small Cap Value Fund         $500,001-$1,000,000
                           Small/Mid Cap Value Fund     $100,001-$500,000
                           Mid Cap Value Fund           $100,001-$500,000
                           Large Cap Value Fund                $0

James Stoeffel             Small Cap Value Fund          $50,001-$100,000

Terry Lally                Small Cap Value Fund          $50,001-$100,000

Carl Brown                 Small/Mid Cap Value Fund      $50,001-$100,000

Brendan Hartman            Small/Mid Cap Value Fund      $10,001-$50,000

Robert Rewey               Mid Cap Value Fund           $100,001-$500,000

David Tillson              Large Cap Value Fund         $100,001-$500,000

Kevin Chin                 Large Cap Value Fund          $10,001-$50,000


                               SERVICE PROVIDERS

ADMINISTRATOR

Pursuant to Administration and Accounting Services Agreements, PFPC Inc. ("PFPC") performs certain administrative and accounting services for the Funds, such as preparing shareholder reports, providing statistical and research data, assisting CRM in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Funds.

For the period from October 2, 2004 to the date of this SAI, PFPC provided Administration and Accounting services to the Funds' predecessor funds and the Predecessor Master Funds in which they invested. For the period from September 1, 2002 to October 1, 2004, Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provided administrative and accounting services and PFPC provided certain sub-administration services to the Fund's predecessor funds and the Predecessor Master Funds in which they invested. Prior to September 1, 2002, PFPC provided administrative and accounting services for the Fund's predecessor funds and the Predecessor Master Funds in which they invested. Accordingly, the Funds' predecessor funds, together with the Master Predecessor Funds in which they invested, paid administrative and fees to RSMC and PFPC, whether as administrator or sub-administrator of $3,633,484, $2,552,225 and $2,996,143 for fiscal years ended June 30, 2004, 2003 and 2002, respectively.

Pursuant to Compliance, Support and Recordkeeping Services Agreements that were in effect from October 1, 2004 to the date of this SAI, RSMC, an affiliate of the Trust, performed certain non-investment related statistical and research services, execution and administrative support services, compliance monitoring and recordkeeping services, as well as certain other coordination and fund related preparatory services for the Funds' and the Predecessor Master Funds in which they previously invested. In consideration of the provision of these services, RSMC, received an asset based fee of 0.006% of each Fund's predecessor fund's average daily net assets.

CUSTODIAN

PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, (the "Custodian") serves as the Funds' custodian. The Custodian's services include, in addition to the custody of all cash and securities owned by the Funds, the maintenance of custody accounts in the Custodian's trust department, the segregation of all certificated securities owned by the Funds, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Funds, releasing and delivering securities from the custody accounts of the Funds, maintaining records with respect to such custody accounts, delivering to the Funds a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.

SHAREHOLDER SERVICE PLAN

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay shareholder service providers an annual fee not exceeding 0.25% of the Fund's average daily net assets of its Investor Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund's Investor Shares. Service activities provided by service providers under this plan include (a) answering shareholders inquiries,
(b) assisting in designating and changing dividend options, account designations and addresses, (c) establishing and maintaining shareholders accounts and records, (d) assisting in processing Fund share purchase, exchange and redemption transactions, (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder's account balances, (i) furnishing on behalf of the Funds' distributor periodic statements and confirmations of all purchases, exchanges, and redemptions of Fund shares, (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders, (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders, (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares, (m) completing all customer identification procedures in relation to the shareholders under the Funds' anti-money laundering program, (n) providing to shareholders all privacy notices, and (o) providing other services requested by shareholders of Investor Shares. The Adviser may provide services to some holders of Investor Shares and receive the applicable shareholder service fee or may remit all or a portion of shareholder service fees to an Intermediary.

During the past three fiscal years, the Investor Shares of the predecessor of each of the CRM Small Cap Value Fund, Mid Cap Value Fund and CRM Large Cap Value Fund paid the following shareholder servicing fees:

                               FISCAL YEAR ENDED 6/30/04     FISCAL YEAR ENDED 6/30/03    FISCAL YEAR ENDED 6/30/02
                               -------------------------     -------------------------    -------------------------
PREDECESSOR TO THE SMALL              $607,271.89                   $404,121.33                  $420,710.29
CAP VALUE FUND

PREDECESSOR TO THE MID CAP            $175,196.05                   $ 97,928.30                  $ 66,914.77
VALUE FUND

PREDECESSOR TO THE LARGE              $ 30,387.88                   $ 15,047.01                  $ 18,680.55
CAP VALUE FUND

ADDITIONAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm. Ernst & Young LLP serves as the independent registered public accounting firm to the Trust providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Fund. Ernst & Young LLP is located at 5 Times Square, New York, New York 10036.

Legal Counsel. Bingham McCutchen LLP, 150 Federal Street, Boston, MA 02110, serves as counsel to the Funds.

Transfer Agent. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

                             DISTRIBUTION OF SHARES

The Distributor is located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the principal underwriter of the Funds' shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation.

The Distribution Agreement became effective as of June 15, 2005 and continues in effect for a period of one year. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Non-Interested Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of the Funds' shares.

The Distribution Agreement terminates automatically in the event of an assignment. The agreement is also terminable without payment of any penalty with respect to any Fund (i) by vote of a majority of the Non-Interested Trustees who have no direct or indirect financial interest in such Agreement, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Trust.

The Distributor receives no underwriting commissions in connection with the sale of the Funds' Institutional Class and Investor Class Shares.

ADDITIONAL PAYMENTS

The Adviser and/or its affiliates (other than the Funds) may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of shares of the Funds and/or shareholder service. These payments ("Additional Payments") would be in addition to the payments by the Funds described in this SAI for shareholder servicing. These Additional Payments may take the form of "due diligence" payments for an Intermediary's examination of the Funds and payments for providing extra employee training and information relating to the Funds; "listing" fees for the placement of the Funds on an Intermediary's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Funds; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser and/or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser and its affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

CRM places all portfolio transactions on behalf of each Fund, select broker-dealers for such transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Debt securities purchased and sold by the Funds are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

For the past three fiscal years, the Small Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series, the Predecessor Master Funds in which the Funds' predecessors invested all of their investable assets, paid the following brokerage commissions:

                               FISCAL YEAR ENDED 6/30/04     FISCAL YEAR ENDED 6/30/03    FISCAL YEAR ENDED 6/30/02
                               -------------------------     -------------------------    -------------------------
SMALL CAP VALUE SERIES                 $2,118,224                   $1,638,916                   $1,157,309

MID CAP VALUE SERIES                   $1,561,734                   $  914,855                   $  678,656

LARGE CAP VALUE SERIES                 $   51,990                   $  198,522                   $  280,192

The variation in brokerage commissions paid by the Mid Cap Value Series and Small Cap Value Series for the fiscal year ended June 30, 2004, as compared to the prior fiscal year, was due to a significant fluctuation in assets, which resulted in an increase in transactions on which commissions were paid.

BROKERAGE SELECTION

The primary objective of CRM in placing orders on behalf of the Funds for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, CRM considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Funds or to CRM.

Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a higher broker commission than those available from another broker. Research services received from broker-dealers supplement an adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with an investment adviser's personnel with respect to computerized systems and data furnished to the investment adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to an adviser since the broker-dealers used by the advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide an adviser with a diverse perspective on financial markets. Research services provided to an adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by its affiliates. An investment adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.

During the fiscal year ended June 30, 2004, the following Predecessor Master Funds directed transactions and paid brokerage commissions because of research services provided in the following amounts:

                                                      FISCAL YEAR ENDED 6/30/04
                                              ------------------------------------------
                                              TRANSACTIONS DIRECTED    COMMISSIONS PAID
                                              ---------------------    ----------------
SMALL CAP VALUE SERIES                             $59,626,445             $170,369

MID CAP VALUE SERIES                               $114,122,591            $207,206

LARGE CAP VALUE SERIES                             $    477,167            $ 11,078

ALLOCATION OF PORTFOLIO TRANSACTIONS

CRM's other clients generally have investment objectives and programs similar to that of the Funds. CRM expects to make purchases or sales of securities on behalf of such clients that are substantially similar to those made by CRM on behalf of the Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of CRM not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Funds and the other clients as to amount according to a formula determined prior to the execution of such transactions.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Trust issues two separate classes of shares, Institutional Class Shares and Investor Class Shares, for the CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund. The shares of each Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that the Investor Shares pay a shareholder service fee of 0.25% of the average net assets of the Investor Shares of each Fund. The net income attributable to Investor and the dividends payable on such shares will be reduced by the amount of any shareholder service. Accordingly, the net asset value of the Investor Shares will be reduced by such amount to the extent a Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class take separate votes on matters affecting only that

Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund and not by shareholders of other Funds. The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund's outstanding shares. Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the Shares entitled to vote on a matter shall constitute a quorum at a meeting of the Shareholders. Generally, subject to the 1940 Act and the specific provisions of the Declaration of Trust, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions, except only a plurality vote shall be necessary to elect Trustees.

The Fund may involuntarily redeem a shareholder's shares: (a) if at such time such shareholder owns shares of any Fund having an aggregate net asset value of less than a minimum value determined from time to time by the Trustees; (b) to the extent that such shareholder owns shares of a Fund equal to or in excess of a maximum percentage of the outstanding shares of such Fund determined from time to time by the Trustees; or (c) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust. The Trustees have no current intention to involuntarily redeem a shareholder's shares merely for exceeding a maximum percentage of the outstanding shares of a Fund or of the Trust. In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of a Fund or potential money laundering, ERISA issues, or transactions that could jeopardize the tax status of a Fund or of the Trust. The Declaration of Trust also provides that if an officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of a Fund, the Trust may require such shareholder to redeem their shares.

The Trust may cause, to the extent consistent with applicable law, (a) the Trust or one or more of its Funds to the extent consistent with applicable law to be merged into or consolidated with another trust, series of another trust or other person, (b) the shares of the Trust or any Fund to be converted into beneficial interests in another trust or series thereof, (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law or (d) a sale of assets of the Trust or one or more of its Funds. Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present (i.e., the presence of forty percent (40%) of the Shares entitled to vote on a matter), provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any Fund into beneficial interests in such separate business trust or trusts or series thereof.

Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to a particular Fund or allocable to a particular class) or to carry on any business in which the Trust shall directly or indirectly have any interest (any of the foregoing, a "Successor Entity"), and to sell, convey and transfer such Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also, without the vote or consent of Shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law. However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.

The Funds' Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or any Fund or class thereof to recover a judgment in its favor unless
(a) Shareholders holding at least ten percent (10%) of the outstanding Shares of the Trust, Fund or Class, as applicable, join in the bringing of such court action, proceeding or claim, and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act. 12 Del. C. Section 3801 et seq., as amended.

The Fund's Declaration of Trust provides that by virtue of becoming a shareholder of the Fund, each shareholder shall be held to have expressly assented and agreed to the terms of the Declaration of Trust of the Trust, the By-Laws of the Trust and the resolutions of the Board of Trustees.

The Declaration of Trust of the Trust provides that the Trust will indemnify and hold harmless each and every Trustee and officer of the Trust and each former Trustee and officer of the Trust (each hereinafter referred to as a "Covered Person") from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Person's performance of his or her duties as a Trustee or officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

The Declaration of Trust of the Trust further provides that (i) the appointment, designation or identification of a Trustee as chairperson of the Board of Trustees or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the by-laws of the Trust, a committee charter or a Trust policy statement), (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee's rights to indemnification.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES

Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the Prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts. You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at 1-800-CRM-2883. PFPC Trust Company, as custodian for each IRA account, receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan. You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bi-monthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time) on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at 1-800-CRM-2883. (Available only to Investor Shares of the Funds.)

Payroll Investment Plan. The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will be automatically transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, CRM or the transfer agent, to arrange for transactions under the PIP. A Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP. (Available only to Investor Shares of the Funds.)

REDEMPTION OF SHARES

Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the Prospectus. Additional methods to redeem shares are as follows:

By Wire. Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund's shares.

Systematic Withdrawal Plan. If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bi-monthly, quarterly, semi-annually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. (Available only to Investor Shares of the Funds.)

Additional Information Regarding Redemptions. To ensure proper authorization before redeeming shares of the Funds, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than for customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund's securities or to determine the value of a Fund's net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund during any 90-day period for any one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES

The net asset value ("NAV") of each class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the Funds' transfer agent are open for business). The price at which a purchase, redemption or exchange request is effected is based on the next calculation of NAV after the request is received in good order by an authorized broker or financial institution or the Funds' transfer agent. The NAV for each class of a Fund is calculated by adding the value of all securities and other assets in a Fund attributable to the class, deducting the liabilities attributable to the class and dividing the balance by the number of outstanding class shares in that Fund. NAV will not be determined on days that are not business days.

In valuing a Fund's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the Nasdaq Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the Nasdaq Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

                                    DIVIDENDS

Dividends, if any, from the Funds' net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss), realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

                              TAXATION OF THE FUNDS

GENERAL

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund intends to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as a "regulated investment company" ("RIC"). To qualify or continue to qualify for treatment as a RIC under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income (generally dividends (without regard to the dividends received deduction), interest, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the "Distribution Requirement") as well as meet several additional requirements. These requirements include, among others, the following: (1) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such stock securities or those currencies, or net income derived from any interest in certain publicly-traded partnerships; (2) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of each Fund's total assets and that does not represent more than 10% of such issuer's outstanding voting securities; and (3) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of any two or more issuers that a Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses, or certain publicly traded partnerships.

To the extent a Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. Each Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates without reduction for distributions paid to shareholders and all distributions from current or accumulated earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of each of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for a shortfall in the prior year's distribution.

Each Fund's gains or losses on sales of securities will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months and short-term capital gains or losses if not so held. Each Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund and is not eligible for the dividend received deduction for corporate shareholders. If a Fund invests in any instruments that generate taxable income, under the circumstances described in the Prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If a Fund invests in equity investments and the Fund makes distributions, the portion designated as qualified dividend income will be taxed at the same rate as long-term capital gains for taxable years starting on or before December 31, 2008.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls, regardless of whether they are paid in January of the following year.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Upon a sale, exchange (whether or not for shares of another Fund) or redemption of a shareholder's shares, the shareholder will realize taxable gain or loss depending upon such shareholder's basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are deductible only against capital gains except in the case of individual shareholders, who may deduct up to $3,000 of capital losses against any income.

It is anticipated that all or a portion of the dividends from the net investment income of each Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Fund are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of a Fund's qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by a Fund from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax ("AMT"). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at long-term capital gain rates. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from certain foreign corporations in limited instances.

Each Fund will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income taxable as net capital gain.

FOREIGN SECURITIES

Dividends and interest received, and gains realized, by a Fund with respect to investments in foreign securities may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the Fund's effective return from those securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine a Fund's rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

If the Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, it may elect to "pass through" to its shareholders foreign income taxes paid by it. If the Fund so elects, shareholders will be required to treat their pro rata portions of the foreign income taxes paid by the Fund as part of the amounts distributed to them by it and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction will be permitted to individuals in computing their alternative minimum tax liability. If the Fund is not eligible, or does not elect to "pass through" to its shareholders foreign income taxes it has paid, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund.

Each Fund may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year over (ii) 125% of the average amount received during the preceding three years

(or, if shorter, the holding period). The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is timely distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate investments that might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of each year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as an excess distribution (as ordinary income). Any mark to market gain may have to be distributed by a Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate investments that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

DERIVATIVES

The use of hedging strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting derivative strategies may affect the character, amount and timing of distributions to shareholders and may cause a Fund to satisfy the Distribution Requirement even though no cash was received for the income event. In order to distribute the income from such transactions and avoid a tax on the Fund, the Fund may be required to liquidate investments that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

SHORT SALES

Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by a Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by a Fund has a long-term holding period.

STRADDLES

Code Section 1092 (dealing with straddles) also may affect the taxation of options in which a Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles, which would defer the loss. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. In order to distribute the income from such transactions and avoid a tax on the Fund, the Fund may be required to liquidate investments that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

CONSTRUCTIVE SALE

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, a Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

BACKUP WITHHOLDING

The Fund is also required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate will increase to 31% for taxable years beginning on or after January 1, 2011.

Each Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If a Fund makes a distribution after the close of its fiscal year, which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing discussion is a general summary of some of the important U.S. federal income tax (and, where noted, foreign tax) consequences affecting the Fund and its shareholders. The discussion is included for general informational purposes only. Internal Revenue Service regulations provide that, for the purpose of avoiding certain penalties under the Internal Revenue Code, taxpayers may rely only on opinions of counsel that meet specific requirements set forth in the regulations, including a requirement that such opinions contain extensive factual and legal discussion and analysis. Any tax advice that may be contained in this document does not constitute an opinion that meets the requirements of the regulations. Any such tax advice therefore cannot be used, and was not intended or written to be used, for the purpose of avoiding any federal tax penalties that the Internal Revenue Service may attempt to impose. Because any such tax advice could be viewed as a "marketed opinion" under the Internal Revenue Service regulations, those regulations require this document to state that any such tax advice was written to support the "promotion or marketing" of the matters set forth in this document.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under federal tax law, and under other tax laws, such as foreign, state or local tax laws, which are not addressed here.

This summary does not address any potential foreign, state or local tax consequences of an investment in a Fund. Shareholders may be subject to state and local taxes on distributions from a Fund in addition to federal income tax.

                              FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Funds, including their then corresponding series, for the fiscal year ended June 30, 2004, are set forth in the Funds' Annual Report to shareholders. The Funds' Annual Report filed with the SEC by WT Mutual Fund on September 9, 2004 is incorporated herein by reference. The unaudited financial statements and financial highlights of the Funds, including their then corresponding series, for the period ended December 31, 2004, are set forth in the Funds' Semi-Annual Report to shareholders. The Funds' Semi-Annual Report filed with the SEC by WT Mutual Fund on March 11, 2005 is incorporated herein by reference.

                                                                      Appendix A

                             DESCRIPTION OF RATINGS

Moody's, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P and Fitch to the securities in which the Funds may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. CRM attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. In that event, CRM will consider whether it is in the best interest of the Fund to continue to hold the securities.

MOODY'S RATINGS

Corporate and Municipal Bonds.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Corporate and Municipal Commercial Paper. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Municipal Notes. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

Corporate and Municipal Bonds.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Corporate and Municipal Commercial Paper. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

Municipal Notes. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

Description of Fitch's highest state and municipal notes rating.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                                                      Appendix B

                          CRAMER ROSENTHAL MCGLYNN, LLC

                    POLICIES AND PROCEDURES FOR PROXY VOTING

Cramer Rosenthal McGlynn, LLC ("CRM" or the "Firm") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). CRM serves as the investment adviser or sub-adviser of various (i) investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"), (ii) private investment funds exempt from registration under the 1940 Act, and (iii) outside private accounts over which the Firm has discretionary investment authority.

1. PURPOSE AND PROXY VOTING PROCESS

CRM's policy seeks to monitor corporate actions, analyze proxy solicitation materials, and vote client proxies for stocks which are held in client accounts in a timely and appropriate manner. CRM shall conduct such activities and vote client proxies in accordance with these Policies.

Monitoring of Corporate Actions

CRM monitors corporate actions electronically through a third-party proxy service. Through the service, CRM receives electronic notice of upcoming proxy votes, meeting and record dates and other information on upcoming corporate actions by companies in which CRM clients are shareholders. CRM generally utilizes the service to electronically vote such proxies.

The Voting Process

      Review of Proxy Solicitation Materials/Independent Recommendations

            CRM has hired an independent third party, Institutional Shareholder Services ("ISS") to provide analyses and voting recommendations based on empirical research measuring the impact of proxy issues on shareholder value.

            CRM will consider ISS analysis and recommendations, as well as the portfolio manager's own knowledge of the company (including its management, operations, industry and the particular proxy issue) in proxy decisions, with the exception of separately-managed Taft-Hartley or accounts where the client specifically directs CRM to vote 1 in a "socially responsible" manner; in these cases CRM would generally follow the particular ISS recommendations for that category.

            Corporate Governances Matters

---------------------

(1) ISS provides voting recommendations for "Taft-Hartley" accounts that are in the best long-term economic interest of plan participants and beneficiaries conforming to AFL-CIO voting guidelines.

      The following is a summary of the ISS voting recommendations. 2

      Voting on Director Nominees in Uncontested Elections

      Votes on director nominees should be made on a case-by-case basis. Certain actions by directors should result in votes being withheld, including directors who:

            - Attend less than 75 percent of the board and committee meetings without a valid excuse.

            - Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees.

            - Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees.

      Classification/Declassification of the Board

            - Vote against proposals to classify the board. Vote for proposals to repeal classified boards and to elect all directors annually.

      Director and Officer Indemnification and Liability Protection

            - Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

      Capital Structure

      Common Stock Authorization

      Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis using a model developed by ISS. Vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

      Preferred Stock

      Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights ("blank check" preferred stock). Vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

-------------------

(2) The full ISS recommendations are outlined in the ISS Proxy Guidelines, which are available to CRM clients upon request.

      Management Compensation

      Director Compensation

      Votes on compensation plans for directors are determined on a case-by-case basis, using a proprietary, quantitative model developed by ISS.

      Employee, Stock Purchase Plans

      Votes on employee stock purchase plans should be determined on a case-by-case basis.

      Shareholder Proposals regarding Executive and Director Pay

      Generally, vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, and would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

      Social Issues

      Animal Rights

      Vote case-by-case on proposals to phase out the use of animals in product testing.

      Tobacco

      Most tobacco-related proposals should be evaluated on a case-by-case basis.

      Instances Where CRM Does Not Follow ISS Recommendation

      As stated above, there may be instances where the Firm determines that it is not in the best interest of clients to follow ISS recommendations with respect to certain proxy vote(s). These instances may involve non-routine and/or controversial issues, such as the re-pricing of options, adoption or substantial changes to a shareholder rights plan (or poison pill) or proxy contests, involving, for instance, a hostile takeover attempt but may also include more routine issues, such as the election of directors or auditor appointments. When CRM decides not to vote proxies in the manner recommended by ISS, CRM shall document the reasons for such decision.

      Securities on Loan

      Securities over which CRM has voting authority in certain accounts are subject to being lent to other parties, including securities in private investment partnerships, registered mutual funds and certain other accounts. CRM has no role in the lending process; securities lending decisions are made by the custodian with the consent of and on behalf of the client. As a general matter, when a security is on "loan" as of the record date, CRM has no authority to vote, and shall not vote, a proxy for the security.

      Clients Who Vote Their Own Proxies

      CRM clients may retain the authority to vote their own proxies in their discretion.

2. CONFLICTS AND POTENTIAL CONFLICTS OF INTEREST

CRM recognizes that there may be a conflict of interest or potential conflict of interest between itself and its clients with respect to the voting of proxies of certain companies and has developed a mechanism for identifying and addressing such conflicts. Examples of such conflicts include, but are not limited to, where a company soliciting proxies is an advisory client of CRM or where CRM has a financial interest in a company soliciting proxies. When a conflict or potential conflict has been identified, CRM will generally vote the proxy as recommended by ISS, subject to a review by the Compliance Committee to confirm that voting is in the best interest of clients.

3. DISCLOSURE AND OVERSIGHT

CRM, in its written brochure required under Rule 204-3 (the "Form ADV") shall describe: (i) these Policies; (ii) how a client can obtain information from CRM on how it voted the client's proxies; and (iii) how a client can obtain a copy of these Policies and/or the ISS Proxy Voting Guidelines.

The Compliance Committee shall have oversight responsibility for these Policies. In particular, the Compliance Committee shall have responsibility for monitoring the actual or potential conflicts of interest that may arise in relation to voting proxies for client securities.

4. RECORDKEEPING

CRM shall retain the following books and records in, as appropriate, electronic or hard copy form:

      (a)   These Policies as they may be amended from time to time.

      (b) A copy of each proxy statement received regarding client securities (which may be kept by relying on obtaining copies through the EDGAR system maintained by the Securities and Exchange Commission).

      (c)   A record of each vote cast on behalf of clients.

      (d) Internal documents created that were material to the decision on how to vote any proxies or that memorialize the basis for such a decision, including any documentation relating to decisions to vote proxies other than in accordance with ISS recommendations.

      (e) Copies of written client requests for proxy voting records and of the Firm's written responses to either a written or oral request for information on how the Firm voted proxies on behalf of the requesting client.

The above records shall be retained in an easily accessible place for a period of at least five (5) years from the end for the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of CRM.

Records for CRM Mutual Fund Trust shall be maintained by CRM Mutual Fund Trust.

                                     PART C

ITEM 23. EXHIBITS.

*       a(1)   Certificate of Trust of CRM Mutual Fund Trust (the "Trust").

*       a(2)   Agreement and Declaration of Trust of the Trust.

*       b(1)   By-Laws of the Trust.

** d(1) Form of Investment Advisory Agreement between the Trust, on behalf of CRM Small
               Cap Value Fund, CRM Small/Mid Cap Value
               Fund CRM Mid Cap Value Fund and CRM Large
               Cap Value Fund (each, the "Fund"), and
               Cramer Rosenthal McGlynn, LLC, as
               investment advisor.

** d(2) Form of Expense Limitation Agreement between the Trust, on behalf of the Funds, and Cramer Rosenthal McGlynn, LLC.

***     e(1)   Form of Underwriting Agreement between the Trust and PFPC
               Distributors, Inc., as distributor.

***     g(1)   Form of Custodian Services Agreement between the Trust and PFPC
               Trust Company, as custodian.

***     h(1)   Form of Transfer Agency Services Agreement between the Trust and
               PFPC Inc., as transfer agent.

***     h(2)   Form of Administration and Accounting Services Agreement between the Trust and PFPC Inc., as administrator.

**      h(3)   Form of Shareholder Service Plan for Investor Shares of the
               Funds.

**      h(4)   Form of Shareholder Services Agreement for Investor Shares of the
               Funds.

*       i      Form of Opinion and Consent of counsel.

***     j      Consent of Ernst & Young LLP

**      n      Form of Multiple Class Plan of the Trust.

**      p(1)   Code of Ethics for the Trust.

**      p(2)   Code of Ethics for the Investment Adviser.

-----------------

* Incorporated by reference to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on April 11, 2005 (SEC File Nos. 333-123998 and 811-21749).

** Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the Commission on June 29, 2005 (SEC File Nos. 333-123998 and 811-21749).

*** To be filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

The Adviser of the Trust is controlled by WT Investments, Inc., which owns 72.24% of the equity interest in the Adviser. WT Investments, Inc., is a subsidiary of Wilmington Trust Corporation and an investment holding company.

Information regarding Wilmington Trust Corporation, its subsidiaries and affiliates follows:

WILMINGTON TRUST CORPORATION
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Holding company for Wilmington Trust Company, Wilmington Trust of Pennsylvania, Wilmington Trust FSB, WT Investments, Inc., Rodney Square Management Corporation, Balentine Holdings, Inc. and Wilmington Trust (UK) Limited

SUBSIDIARIES OF WILMINGTON TRUST CORPORATION

WILMINGTON TRUST COMPANY
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Delaware-chartered bank and trust company

WILMINGTON TRUST FSB
One South Street, Suite 2160 Baltimore, Maryland 21202
Federal savings bank headquartered in Maryland, a registered investment adviser

WILMINGTON TRUST OF PENNSYLVANIA
795 East Lancaster Avenue
Villanova, Pennsylvania
Commercial bank headquartered in Pennsylvania

WT INVESTMENTS, INC.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and an investment holding company

BRANDYWINE INSURANCE AGENCY, INC.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a licensed insurance agent and broker for life, casualty and property insurance

BRANDYWINE FINANCE CORPORATION
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company which is a finance company

BRANDYWINE LIFE INSURANCE COMPANY, INC.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a reinsurer of credit life insurance written in connection with closed-end consumer loans Wilmington Trust makes

WILMINGTON TRUST SP SERVICES, INC.
(f/k/a Delaware Corporate Management, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities.

WILMINGTON TRUST SP SERVICES (NEVADA), INC.
(f/k/a Nevada Corporate Management, Inc.)
3773 Howard Hughes Parkway
Las Vegas, Nevada
A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Nevada holding companies and other Nevada entities

RODNEY SQUARE MANAGEMENT CORPORATION
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and a registered investment advisor

WILMINGTON BROKERAGE SERVICES COMPANY
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a registered broker-dealer and a registered investment advisor

100 WEST TENTH STREET CORPORATION
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and maintains certain real estate on behalf of Wilmington Trust Company and Compton Realty Corporation

COMPTON REALTY CORPORATION
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a partner in Rodney Square Investors, L.P., the partnership that holds title to the Wilmington Trust Center

RODNEY SQUARE INVESTORS, L.P.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
49% owned by Compton Realty Corporation. Partnership that holds title to the Wilmington Trust Center

DREW-VIII-LTD.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company

SIOBAIN VI, LTD.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company

WILMINGTON TRUST SP SERVICES (NEW YORK), INC. (F/K/A) WTC CORPORATE SERVICES, INC.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

WT SERVICES OF DELAWARE, INC.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides back-office and support services to Wilmington Trust Company and its affiliates

WILMINGTON TRUST SP (DELAWARE) SERVICES, INC.
(f/k/a Organization Services, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust SP Services, Inc., that provides nexus and other services for Delaware holding companies and other Delaware entities

SPECIAL SERVICES DELAWARE, INC.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust SP Services, Inc., a special purpose entity used to facilitate corporate transactions

WILMINGTON TRUST GLOBAL SERVICES, LTD.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

WILMINGTON TRUST (CAYMAN), LTD.
George Town, Cayman Islands, British West Indies
A subsidiary of Wilmington Trust Company that provides trust services

WILMINGTON TRUST (CHANNEL ISLANDS), LTD.
St. Helier, Jersey, Channel Islands
A subsidiary of Wilmington Trust Company that provides trust services

WILMINGTON TRUST INVESTMENT MANAGEMENT, LLC
(f/ka Balentine & Company, LLC)
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
Owned by Balentine Delaware Holding Company, LLC. A registered broker-dealer and a registered investment adviser

BALENTINE MANAGEMENT, INC.
1100 North Market Street
Rodney Square North
Wilmington, DE 19890
A subsidiary of Balentine Holdings, Inc.

WILMINGTON TRUST (UK) LIMITED
200 Aldersgate Street
London, EC1A 4JJ
A subsidiary of Wilmington Trust Corporation Holding company

SPV MANAGEMENT LIMITED

78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that provides nexus and other services

SPV ADVISORS LIMITED
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that serves as advisor to SPV Management Limited

LORD SPV LIMITED
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited

SPV MANAGEMENT (DUBLIN) LIMITED
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited that provides nexus and other services

SPV MANAGEMENT (ITALIA) SRL
Studio Tributare Deiure, Via Pontaccio 10, Milan, 20120, Italy A subsidiary of SPV Management Limited that provides nexus and other services

SPV JERSEY LIMITED
Oak Walk, St. Peter, Jersey, JE3 7EF
A subsidiary of SPV Management Limited that provides nexus and other services

SPV CAYMAN LIMITED
Q&H Corporate Services Ltd., Third Floor, Harbour Centre,
P.O. Box 1347, Georgetown, Grand Cayman, BWIO, Cayman Islands
A subsidiary of SPV Management Limited that provides nexus and other services

BEDELL SPV MANAGEMENT (JERSEY) LIMITED
26 New Street, St. Helier, Jersey JE2 3RA, Channel Islands
51% owned by SPV Management Limited
Provides nexus and other services

GTBA HOLDINGS, INC.

GRANT TANI BARASH & ALTMAN LLC

GRANT TANI BARASH & ALTMAN MANAGEMENT, INC.

WTC CAMDEN, INC.

WT DELAWARE CAPITAL CORP.

WILMINGTON INVESTMENT MANAGERS, INC.
Rodney Square North
1100 North Market Street
Wilmington, DE

CALIFORNIA CORPORATE MANAGEMENT, INC.

Rodney Square North
1100 North Market Street
Wilmington, DE

AFFILIATES OF WILMINGTON TRUST CORPORATION

CRAMER ROSENTHAL MCGLYNN, LLC
New York, New York
A registered investment adviser
(69.144% equity interest owned by WT Investments, Inc.)

ROXBURY CAPITAL MANAGEMENT, LLC
Santa Monica, California
A registered investment adviser
(30% profits interest owned by WT Investments, Inc.
40% equity interest owned by WT Investments, Inc.)

CLEMENTE CAPITAL, INC.
152 West 57th Street
New York, New York 10017
(24.9% equity interest owned by WT Investments, Inc.)

CAMDEN PARTNERS HOLDINGS, LLC
One South Street, Suite 215
Baltimore, MD 21202
(28.75% equity interest owned by WT Investments, Inc.)
A registered investment adviser

CAMDEN PARTNERS EQUITY ADVISORS, LLC
One South Street, Suite 215
Baltimore, MD 21202
(100% owned by Camden Partners Holdings, LLC)
A registered investment adviser

CAMDEN PARTNERS EQUITY MANAGERS I, LLC

THE INDEPENDENCE GROUP, LTD.

ITEM 25. INDEMNIFICATION.

Article IX of the CRM Mutual Fund Trust (the "CRM Trust" or the "Registrant") Agreement and Declaration of Trust (the "Agreement") which is incorporated by reference provides, among other things, that no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its shareholders, in connection with trust property or the affairs of the Trust; and all persons shall look solely to the trust property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any shareholder, Trustee, officer, employee, or agent of the Trust for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, wilful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual's office. The Agreement requires the CRM Trust to indemnify trustees and officers, as well as former trustees and officers, provided that the Agreement does not allow indemnification in the following circumstances:

      (i) if there has been a final adjudication by a court or other body that the person seeking indemnification engaged in bad faith, wilful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office,

      (ii) if there has been a final adjudication whereby the person seeking indemnification is found to not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the CRM Trust; or

      (iii) in the event of a settlement resulting in a payment by a person seeking indemnification, unless there has been either a determination that such indemnified person did not engage in bad faith, wilful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts that that individual did not engage in such conduct by (a) a vote of a majority of the non-interested trustees acting on the matter; or (b) a written opinion of legal counsel chosen by a majority of the trustees and determined by them in their reasonable judgment to be independent.

The CRM Trust is party to an investment advisory agreement with Cramer Rosenthal McGlynn, LLC (the "Adviser"). Paragraph 8 of the foregoing investment advisory agreement with the Trust provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the Adviser shall not be subject to liability to the Trust or Fund, any Series of the Trust or Fund or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust or the Fund. Any liability of an Adviser to any series of the Trust or the Fund shall not automatically impart liability on the part of such Adviser to any other series of the Trust or the Fund. No series of the Fund shall be liable for the obligations of any other series of the Fund.

Indemnification of PFPC Distributors, Inc. (the "Distributor"), the Funds' principal underwriter against certain losses is provided for in Section 10 of the Underwriting Agreement with the Distributor incorporated by reference. In
Section 10 of the Underwriting Agreement, the Fund agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Distributor.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Cramer Rosenthal McGlynn, LLC ("CRM")

The only employment of a substantial nature of each of CRM's directors and officers is with CRM.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) PFPC Distributors, Inc. acts as principal underwriter for the following investment companies as of January 1, 2005:

                              AB Funds Trust
                              AFBA 5 Star Funds, Inc.
                              Atlantic Whitehall Funds Trust
                              ASA Hedged Equity Fund LLC
                              ASA Debt Arbitrage Fund LLC
                              ASA Market Neutral Equity Fund LLC
                              ASA Managed Futures Fund LLC
                              Highland Floating Rate Fund
                              Highland Floating Rate Advantage Fund Forward
                               Funds, Inc
                              Harris Insight Funds Trust
                              Hillview Investment Trust II
                              Kalmar Pooled Investment Trust
                              Matthews Asian Funds
                              Metropolitan West Funds
                              The RBB Fund, Inc.
                              RS Investment Trust
                              Stratton Growth Fund, Inc.
                              Stratton Monthly Dividend REIT Shares, Inc.
                              The Stratton Funds, Inc.
                              Van Wagoner Funds
                              Weiss, Peck & Greer Funds Trust
                              Wilshire Mutual Funds, Inc.
                              Wilshire Variable Insurance Trust
                              WPG Large Cap Growth Fund
                              WPG Tudor Fund

Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds
                           International Dollar Reserve Fund I, Ltd.
                           BlackRock Bond Allocation Target Shares

Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds
                           Northern Institutional Funds

Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                                 ABN AMRO Funds

PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

            (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

Brian Burns           -       Chairman, Chief Executive Officer,  Director and
                              President
Michael Denofrio      -       Director
Nick Marsini          -       Director
Rita G. Adler         -       Chief Compliance Officer
Christine A. Ritch    -       Chief Legal Officer, Assistant Secretary
                              and Assistant Clerk
Steven B Sunnerberg   -       Secretary and Clerk
Rita G. Adler         -       Anti-Money Laundering Officer
Julie Bartos          -       Assistant Secretary and Assistant Clerk
Bradley A. Stearns    -       Assistant Secretary and Assistant Clerk
Kristen Nolan         -       Assistant Secretary and Assistant Clerk
Craig Stokarski       -       Treasurer and Financial & Operations
                              Principal
Douglas D. Castagna   -       Controller and Assistant Treasurer
Bruno Di Stefano      -       Vice President
Susan K. Moscaritolo  -       Vice President

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All accounts and records are maintained by the Trust, or on its behalf by the Trust's administrator, accounting agent, distributor and transfer agent PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29. MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on July 27, 2005.

                                            CRM MUTUAL FUND TRUST

                                            By: /s/ Ronald H. McGlynn
                                                --------------------------------
                                                Ronald H. McGlynn
                                                Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated below on July 27, 2005.

SIGNATURE                                     TITLE

                                              Chief Executive Officer
/s/ Ronald H. McGlynn
--------------------------------------
Ronald H. McGlynn
                                              Trustee
*_____________________________________
Louis Ferrante
                                              Trustee
*_____________________________________
Louis Klein, Jr.
                                              Chief Financial Officer and
                                              Trustee
/s/ Carlos A. Leal
--------------------------------------
Carlos A. Leal

                                              Trustee
*_____________________________________
Clement C. Moore, II

* By: /s/ Carlos A. Leal
      --------------------------------
      Carlos A. Leal, Attorney-in-Fact

Exhibit Index

e(1)    Form of Underwriting Agreement between the Trust and PFPC
        Distributors, Inc., as distributor.

g(1) Form of Custodian Services Agreement between the Trust and PFPC Trust Company, as custodian.

h(1) Form of Transfer Agency Services Agreement between the Trust and PFPC Inc., as transfer agent.

h(2) Form of Administration and Accounting Services Agreement between the Trust and PFPC Inc., as administrator.

j       Consent of Ernst & Young LLP.